UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
ANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

12.31.2014

Guggenheim Funds Annual Report

Guggenheim Alternative Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Specialty Fund
Rydex Commodities Strategy Fund

RDXSGIALT-ANN-1214x1215	guggenheiminvestments.com

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
ALTERNATIVE FUND
MULTI-HEDGE STRATEGIES FUND	10
SPECIALTY FUND
COMMODITIES STRATEGY FUND	43
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	55
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	78
OTHER INFORMATION	79
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	80
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	84

THE GUGGENHEIM FUNDS ANNUAL REPORT | 1

December 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for two alternative strategy funds (the “Funds”) that are part of the Rydex Series Funds. This report covers performance of the Funds for the annual period ended December 31, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
January 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

2 | THE GUGGENHEIM FUNDS ANNUAL REPORT

December 31, 2014

The Multi-Hedge Strategies Fund is subject to a number of risks and may not be suitable for all investors. • The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. • The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. • The Fund’s use of short selling involves increased risks and costs. The Fund risks paying more for a security than it received from its sale. • The Fund’s investments in high yield securities and unrated securities of similar credit quality (“junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. • The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. • The Fund’s exposure to the commodity and currency markets may subject the Fund to greater volatility as commodity-and currency-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry, commodity or currency—such as droughts, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may also incur transaction costs with the conversion between various currencies. • The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. • These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or short sales or have exposure to high yield/fixed income securities, foreign currencies and/or securities. • This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. • Please read the prospectus for more detailed information regarding these and other risks.

The Commodities Strategy Fund is subject may not be suitable for all investors. • The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity—such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. • To the extent that the Fund’s investments are concentrated in energy-related commodities, the Fund is subject to the risk that this sector will underperform the market as a whole. • The Fund’s use of derivatives, such as futures, options, structured notes and swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or investments underlying those derivatives. • The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. • The Fund is subject to tracking error risks, which may cause the Fund’s performance not to match that of or be lower than the Fund’s underlying benchmark. • The Fund's investments in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. • This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. • See the prospectus for more information on these and additional risks.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	December 31, 2014

The U.S. economy continued to grow throughout the 12 months ended December 31, 2014, despite some seasonal volatility in September and October that caused spreads in leveraged credit to widen and upward momentum in U.S. stocks to deteriorate. By the end of October, the spread widening had reversed and equities regained their footing, with some key indices shooting to new highs. Markets similarly overcame a weather-related winter soft patch in the first quarter of 2014. The benchmark U.S. 10-year Treasury rate declined from 3.03% to 2.17% over the period, a positive stimulant to continued economic expansion.

U.S. growth appears to have decoupled from the rest of the world. The third quarter’s 5% U.S. gross domestic product (GDP) growth—the fastest pace in 11 years—signals that the U.S. economy is doing very well. Deeming growth sustainable, the U.S. Federal Reserve (the “Fed”) formally ended its quantitative easing (QE) program in October, and all eyes are now on economic data—primarily inflation and employment figures—that would prompt the Fed to raise rates in 2015. Slowing global growth has translated into expectations of weaker demand for oil in an already oversupplied market, which contributed to oil’s 49% decline in the second half of the year, with West Texas Intermediate ending the year at a five-year low of $53 a barrel.

The bright side to declining energy prices is that it leaves more money for consumers to spend on other goods. Data are already confirming this, as American consumer confidence reached new post-recession highs, and fourth quarter retail spending posted solid gains. Overall, this should be positive for consumer-related companies with primarily domestic operations.

The U.S. added 246,000 jobs per month on average in 2014. Employment levels are transitioning from the recovery phase to the expansion phase, which typically coincides with accelerating economic activity. The downward trend in labor force participation has begun to flatten and, as fewer people leave the workforce, the rapid decline in the nation’s unemployment rate could begin to slow. Until unemployment falls below the natural rate of unemployment, it’s unlikely that the U.S. economy will experience the kind of meaningful wage pressure that would spur action by the Fed. An improving labor market, subdued mortgage rates, and tight housing inventory all point to a rebound in the housing market.

The battle against deflation in Europe forced the European Central Bank (ECB) to announce its own form of QE via purchases of asset-backed securities (ABS) and covered bonds. The consensus appears to be that in its current form, the program is insufficient to avert a slowdown. The next step for the ECB may be to buy sovereign bonds, which the ECB will decide on in the coming months. The only notable positive for Europe over the past year has been the devaluation of

4 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	December 31, 2014

the euro, which fell by 13% against the U.S. dollar between May and December. A weaker euro makes exports more competitive, but still will not be enough to boost inflation in the region.

While markets were already anxious over Europe’s struggles and the potential impact of a stronger dollar on U.S. company earnings, Japan relapsed into recession. This drove the Bank of Japan to announce it would expand its asset purchase program in 2015. China also faces slowing growth as financing costs remain high for smaller companies, forcing the People’s Bank of China (PBOC) to cut benchmark interest rates for the first time since July 2012.

From an investment standpoint, U.S. assets continue to look attractive. With global central banks easing or engaging in their form of QE, global yields remain anchored and are driving investors into U.S. markets. But we are wary of the potential for a setback in U.S. equities as certain factors, such as oil prices and currency fluctuations, drive markets to aggressively discount valuations for some sectors more than others.

For the year ended December 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 13.69%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -4.90%. The return of the MSCI Emerging Markets Index* was -2.19%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.97% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.45%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.04% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 5

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	December 31, 2014

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500®Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

S&P Goldman Sachs Commodity Index (“GSCI”)TM, a benchmark for investment performance in the commodity markets, measures investable commodity price movements and inflation in the world economy. The index is calculated primarily on a world production weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets.

HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative-value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

6 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2014 and ending December 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

8 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value June 30, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]

Multi-Hedge Strategies Fund
A-Class	3.00%	4.68%	$1,000.00	$1,046.80	$15.48
C-Class	3.76%	4.26%	1,000.00	1,042.60	19.36
H-Class	3.00%	4.68%	1,000.00	1,046.80	15.48
Institutional Class	2.75%	4.80%	1,000.00	1,048.00	14.20
Commodities Strategy Fund
A-Class	1.56%	(36.85%)	1,000.00	631.50	6.42
C-Class	2.34%	(37.03%)	1,000.00	629.70	9.61
H-Class	1.60%	(36.76%)	1,000.00	632.40	6.58

Table 2. Based on hypothetical 5% return (before expenses)

Multi-Hedge Strategies Fund
A-Class	3.00%	5.00%	$1,000.00	$1,010.08	$15.20
C-Class	3.76%	5.00%	1,000.00	1,006.25	19.01
H-Class	3.00%	5.00%	1,000.00	1,010.08	15.20
Institutional Class	2.75%	5.00%	1,000.00	1,011.34	13.94
Commodities Strategy Fund
A-Class	1.56%	5.00%	1,000.00	1,017.34	7.93
C-Class	2.34%	5.00%	1,000.00	1,013.41	11.88
H-Class	1.60%	5.00%	1,000.00	1,017.14	8.13

[1]
Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which include interest expense related to securities sold short. Excluding short interest expenses, the operating expense ratio of the Multi-Hedge Strategies Fund would be 1.44%, 2.19%, 1.44% and 1.18% for the A-Class, C-Class, H-Class and Institutional Class, respectively.

[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period June 30, 2014 to December 31, 2014.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2014

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

2014 was the fifth full fiscal year of performance since the Fund’s objective was changed from hedge fund replication to capital appreciation. The Fund seeks capital appreciation with low correlation to equity and fixed income markets, while doing so with low risk–typically in the 5.0% to 8.0% range. The risk-adjusted results for fiscal year 2014 were good for a fifth year, as the Fund’s H-Class shares generated a 4.77% return with only 3.3% annualized risk, resulting in a Sharpe ratio* of 1.42. In addition to generating a good Sharpe ratio, the Fund did so with correlation** of 48% to the S&P 500 Index and -17% to the Barclays U.S. Aggregate Bond Index over the course of the year.

The S&P 500 had four negative-return calendar months in 2014 and, in two of these months, Multi-Hedge Strategies produced positive returns; the Barclays U.S. Aggregate Bond Index had three negative-return calendar months and, in one of these months, Multi-Hedge Strategies produced a positive return.

The S&P 500 beta-adjusted performance (i.e., alpha) of the Fund’s H-Class shares for the year was 2.80% as the fund had a realized beta of 14%. These results demonstrate the Fund’s diversification benefits.

While no longer a replication product, the Fund still maintains the HFRX Global Hedge Fund Index as one of its benchmarks. This benchmark returned -0.58% for the year. In contrast to the diversification benefits provided by the Multi-Hedge Strategies Fund, the HFRX Global Hedge Fund Index had a correlation of 81% to the S&P 500 in 2014. In spite of the greater equity return contribution to the HFRX Global Hedge Fund performance, the Multi-Hedge Strategies Fund has outperformed this index by more than 8% (1.3% annualized), net of fees, since the Fund changed its investment objective on August 1, 2009.

All five of the hedge fund strategies used within the Fund contributed positively to gross fund returns in 2014.

The Fund’s Global Macro strategies contributed the most to gross fund returns with 2.56%. Within Global Macro, the Managed Futures models contributed 2.95%. The Managed Futures models seek to profit from global trends and reversions by trading commodity, currency, equity, and fixed income futures. The Volatility Arbitrage model contributed -0.38%; this strategy seeks to profit from relative value trades across the VIX futures curve.

10 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	December 31, 2014

The Equity Market Neutral strategies contributed 1.28% to gross fund returns. The Quantitative Market Neutral model contributed 1.12%; this model allocates to stocks resulting in a portfolio with tilts toward value and momentum characteristics while seeking equity beta neutrality. The Closed-end Arbitrage model contributed 0.16%; this strategy purchases closed-end funds trading at discounts while hedging the market-related risks associated with each fund.

The Long/Short Equity strategies contributed 0.97% to gross fund returns, with the Industry and Factor Rotation model contributing 0.54% and the Size model contributing 0.43%. The Industry and Factor Rotation model allocates to industries and risk factors based upon recent trends while typically maintaining a positive equity market beta. The Size model tactically trades the relative performance of large capitalization equities versus small capitalization equities.

The Merger Arbitrage strategy contributed 0.82% to gross fund returns; this strategy typically invests in definitive merger deals and makes allocations based upon the expected return and risk parameters of each trade.

The Treasury Flattener model is the only Fixed Income strategy currently being used and it contributed 0.52% to gross fund returns. The Treasury Flattener model purchases ten-year Treasury note futures and hedges with two-year Treasury note futures on a duration-neutral basis when the yield spread between the two representative bonds is attractive.

Performance displayed represents past performance which is no guarantee of future results.

*
Sharpe Ratio: a risk-adjusted measure calculated using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

**
Correlation is a measurement between -1 and 1, which indicates the linear relationship between two variables. If there is no relationship between two variables, the correlation coefficient is 0. If there is a perfect relationship, the correlation is 1. And if there is a perfect inverse relationship, the correlation is -1.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 11

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	December 31, 2014

Consolidated Holdings Diversification
(Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Dates:
A-Class	September 19, 2005
C-Class	September 19, 2005
H-Class	September 19, 2005
Institutional Class	May 3, 2010

Ten Largest Long Holdings (% of Total Net Assets)
TRW Automotive Holdings Corp.	2.5%
Protective Life Corp.	2.2%
Covance, Inc.	2.1%
Time Warner Cable, Inc.	2.1%
CareFusion Corp.	2.0%
Covidien plc	1.8%
Hudson City Bancorp, Inc.	1.7%
Sigma-Aldrich Corp.	1.6%
Dresser-Rand Group, Inc.	1.5%
Lorillard, Inc.	1.4%
Top Ten Total	18.9%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

12 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	December 31, 2014

Cumulative Fund Performance*

THE GUGGENHEIM FUNDS ANNUAL REPORT | 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	December 31, 2014

Average Annual Returns*
Periods Ended December 31, 2014

	1 Year	5 Year	Since Inception (09/19/05)
A-Class Shares	4.73%	3.39%	0.43%
A-Class Shares with sales charge†	-0.26%	2.38%	-0.09%
C-Class Shares	3.97%	2.62%	-0.32%
C-Class Shares with CDSC‡	2.97%	2.62%	-0.32%
H-Class Shares	4.77%	3.39%	0.44%
HFRX Global Hedge Fund Index	-0.58%	1.04%	0.63%
S&P 500 Index	13.69%	15.45%	7.96%

		1 Year	Since Inception (05/03/10)
Institutional Class Shares		4.98%	3.87%
HFRX Global Hedge Fund Index		-0.58%	0.61%
S&P 500 Index		13.69%	14.65%

*
The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The HFRX Global Hedge Fund Index and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class and Institutional Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

14 | THE GUGGENHEIM FUNDS ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 60.2%

CONSUMER, NON-CYCLICAL - 13.9%
Covance, Inc.*,1	20,022	$2,079,084
CareFusion Corp.*,1	33,555	1,991,154
Covidien plc1	17,232	1,762,489
Lorillard, Inc.1	23,249	1,463,292
Cubist Pharmaceuticals, Inc.*	11,581	1,165,627
Allergan, Inc.1	4,120	875,872
Volcano Corp.*	14,948	267,270
Gentiva Health Services, Inc.*,1	11,621	221,380
Avanir Pharmaceuticals, Inc. — Class A*	12,924	219,062
Kroger Co.1	3,297	211,701
Chiquita Brands International, Inc.*,1	14,612	211,290
Ingredion, Inc.1	2,342	198,696
Archer-Daniels-Midland Co.1	3,632	188,864
Tyson Foods, Inc. — Class A1	4,683	187,741
Molson Coors Brewing Co. — Class B1	2,509	186,971
Humana, Inc.1	1,242	178,388
Tornier N.V.*,1	6,894	175,797
Amgen, Inc.1	1,092	173,945
Pfizer, Inc.1	5,423	168,926
Cintas Corp.1	1,625	127,465
DENTSPLY International, Inc.1	2,365	125,983
DaVita HealthCare Partners, Inc.*,1	1,648	124,820
Pilgrim’s Pride Corp.*	3,154	103,420
Hill-Rom Holdings, Inc.1	2,174	99,178
Dr Pepper Snapple Group, Inc.1	1,338	95,908
Omnicare, Inc.1	1,314	95,830
Johnson & Johnson1	884	92,440
Charles River Laboratories International, Inc.*,1	1,433	91,196
Quanta Services, Inc.*,1	2,652	75,290
United Therapeutics Corp.*,1	526	68,112
JM Smucker Co.1	646	65,233
UnitedHealth Group, Inc.1	621	62,777
Apollo Education Group, Inc. — Class A*,1	1,816	61,944
DeVry Education Group, Inc.1	1,290	61,236
Constellation Brands, Inc. — Class A*,1	597	58,607
General Mills, Inc.1	1,052	56,103
Cooper Companies, Inc.1	335	54,300
Universal Health Services, Inc. — Class B1	478	53,182
Myriad Genetics, Inc.*,2	1,433	48,808
Biogen Idec, Inc.*,1	143	48,541
Anthem, Inc.1	383	48,132
Gilead Sciences, Inc.*,1	406	38,270
ManpowerGroup, Inc.1	526	35,857
Herbalife Ltd.	932	35,136
Eli Lilly & Co.1	478	32,977
United Rentals, Inc.*,1	263	26,829
Coca-Cola Enterprises, Inc.1	239	10,569
Mallinckrodt plc*	95	9,408
Edwards Lifesciences Corp.*,1	72	9,171
Total Consumer, Non-cyclical		13,844,271

FINANCIAL - 12.2%
Protective Life Corp.1	31,983	2,227,617
Hudson City Bancorp, Inc.1	165,788	1,677,775
American Realty Capital Healthcare Trust, Inc.1	103,593	1,232,757
Aviv REIT, Inc.1	24,835	856,311
Susquehanna Bancshares, Inc.1	51,302	688,986
Glimcher Realty Trust1	28,045	385,339
Bank of Kentucky Financial Corp.1	7,865	379,644
Morgan Stanley1	5,423	210,412
SunTrust Banks, Inc.1	4,826	202,209
Bank of America Corp.1	11,254	201,334
Voya Financial, Inc.1	4,635	196,432

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

ACE Ltd.1	1,696	$194,836
Berkshire Hathaway, Inc. — Class B*,1	1,290	193,694
Hanover Insurance Group, Inc.1	2,700	192,564
Starwood Property Trust, Inc.1	8,148	189,359
PartnerRe Ltd.1	1,648	188,086
Wells Fargo & Co.1	3,417	187,320
Everest Re Group Ltd.1	1,099	187,160
MFA Financial, Inc.1	23,319	186,319
Two Harbors Investment Corp.1	18,541	185,781
Chimera Investment Corp.1	57,700	183,486
American Capital Agency Corp.1	8,291	180,993
Interactive Brokers Group, Inc. — Class A1	6,164	179,742
Air Lease Corp. — Class A1	5,065	173,780
AmREIT, Inc.1	6,349	168,503
Ameriprise Financial, Inc.1	1,242	164,254
PNC Financial Services Group, Inc.1	1,625	148,249
Allstate Corp.1	1,962	137,831
Capital One Financial Corp.1	1,529	126,219
Hudson Valley Holding Corp.	3,400	92,344
Reinsurance Group of America, Inc. — Class A1	1,004	87,970
CNA Financial Corp.1	2,174	84,156
Travelers Companies, Inc.1	764	80,869
Axis Capital Holdings Ltd.1	1,481	75,664
Taubman Centers, Inc.1	884	67,555
Navient Corp.1	2,628	56,791
Southside Bancshares, Inc.1	1,882	54,411
Annaly Capital Management, Inc.1	4,945	53,455
BioMed Realty Trust, Inc.1	2,270	48,896
Assurant, Inc.1	478	32,710
Huntington Bancshares, Inc.1	1,505	15,833
Legg Mason, Inc.1	238	12,702
Fifth Third Bancorp1	406	8,272
Jones Lang LaSalle, Inc.1	48	7,197
Unum Group1	48	1,674
Total Financial		12,207,491

CONSUMER, CYCLICAL - 6.5%
TRW Automotive Holdings Corp.*,1	23,954	2,463,669
PetSmart, Inc.	13,076	1,063,013
Brookfield Residential Properties, Inc.*	11,052	265,911
Royal Caribbean Cruises Ltd.1	2,700	222,561
Alaska Air Group, Inc.1	3,489	208,502
Lowe’s Companies, Inc.1	3,011	207,157
CVS Health Corp.1	2,127	204,851
Whirlpool Corp.1	1,027	198,971
Foot Locker, Inc.1	3,417	191,968
Wyndham Worldwide Corp.1	2,222	190,559
PACCAR, Inc.1	2,771	188,456
Lear Corp.1	1,911	187,431
Macy’s, Inc.1	2,748	180,681
The Gap, Inc.1	2,963	124,772
PulteGroup, Inc.1	5,566	119,446
Carnival Corp.1	1,433	64,958
Deckers Outdoor Corp.*,1	693	63,091
Wendy’s Co.1	6,858	61,928
WABCO Holdings, Inc.*,1	526	55,114
Southwest Airlines Co.1	1,218	51,546
Visteon Corp.*,1	430	45,950
Dillard’s, Inc. — Class A1	286	35,801
Dolby Laboratories, Inc. — Class A1	764	32,944
Leggett & Platt, Inc.1	549	23,393
GameStop Corp. — Class A1	430	14,534
Ford Motor Co.1	884	13,702
Kohl’s Corp.1	191	11,659
General Motors Co.1	95	3,316
Walgreens Boots Alliance, Inc.1	24	1,829
Brinker International, Inc.1	24	1,409
Total Consumer, Cyclical		6,499,122

16 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

TECHNOLOGY - 6.5%
Spansion, Inc. — Class A*	41,436	$1,417,940
International Rectifier Corp.*,1	27,913	1,113,729
Tokyo Electron Ltd. ADR1	53,832	1,027,115
Digital River, Inc.*,1	9,801	242,378
Oracle Corp.1	4,659	209,516
Hewlett-Packard Co.1	5,137	206,148
Intel Corp.1	5,328	193,353
Microsoft Corp.1	4,086	189,794
DST Systems, Inc.1	1,936	182,274
Broadridge Financial Solutions, Inc.1	3,752	173,268
Activision Blizzard, Inc.1	8,577	172,826
Western Digital Corp.1	1,433	158,633
Computer Sciences Corp.1	2,509	158,192
CA, Inc.1	5,065	154,229
Micron Technology, Inc.*,1	4,205	147,217
Brocade Communications Systems, Inc.1	12,066	142,862
Xerox Corp.1	9,844	136,438
QUALCOMM, Inc.1	1,744	129,632
Fidelity National Information Services, Inc.1	1,696	105,491
NVIDIA Corp.1	3,966	79,518
Pitney Bowes, Inc.1	2,820	68,723
Lam Research Corp.1	478	37,925
Skyworks Solutions, Inc.1	263	19,123
PTC, Inc.*,1	286	10,482
KLA-Tencor Corp.1	143	10,056
Total Technology		6,486,862

COMMUNICATIONS - 5.4%
Time Warner Cable, Inc.1	13,634	2,073,186
DIRECTV*,1	10,793	935,753
Trulia, Inc.*,1	14,948	688,056
Sapient Corp.*,1	17,033	423,780
Time Warner, Inc.1	2,365	202,018
Liberty Interactive Corp. — Class A*,1	6,713	197,496
Gannett Company, Inc.1	5,973	190,718
Frontier Communications Corp.1,2	26,377	175,935
Yahoo!, Inc.*,1	3,249	164,107
IAC/InterActiveCorp1	1,601	97,325
Walt Disney Co.1	932	87,785
Windstream Holdings, Inc.	6,547	53,947
Cisco Systems, Inc.1	1,458	40,554
John Wiley & Sons, Inc. — Class A1	311	18,424
Harris Corp.1	24	1,724
T-Mobile US, Inc.*,1	48	1,293
Total Communications		5,352,101

ENERGY - 4.2%
Dresser-Rand Group, Inc.*,1	18,548	1,517,230
Baker Hughes, Inc.1	19,325	1,083,553
Talisman Energy, Inc.	22,574	176,755
Chevron Corp.1	1,458	163,559
Devon Energy Corp.1	2,437	149,170
Murphy Oil Corp.1	2,891	146,053
Hess Corp.1	1,936	142,916
Murphy USA, Inc.*,1	2,054	141,438
ConocoPhillips1	2,007	138,603
Valero Energy Corp.1	2,031	100,535
Chesapeake Energy Corp.1	4,205	82,292
Unit Corp.*,1	2,222	75,770
Nabors Industries Ltd.1	4,587	59,540
Occidental Petroleum Corp.1	669	53,928
Denbury Resources, Inc.1	5,973	48,560
Helmerich & Payne, Inc.1	646	43,553
Apache Corp.1	526	32,964
Superior Energy Services, Inc.1	1,458	29,379
Amec Foster Wheeler plc ADR	1,285	16,622
California Resources Corp.*,1	267	1,471
Total Energy		4,203,891

BASIC MATERIALS - 4.2%
Sigma-Aldrich Corp.1	11,809	1,621,021
Rockwood Holdings, Inc.1	18,373	1,447,793

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

CF Industries Holdings, Inc.1	717	$195,411
Dow Chemical Co.1	3,584	163,466
LyondellBasell Industries N.V. — Class A1	1,696	134,645
Freeport-McMoRan, Inc.1	5,376	125,583
Penford Corp.*,1	6,408	119,766
Cabot Corp.1	2,389	104,782
Domtar Corp.1	2,270	91,299
United States Steel Corp.1	3,058	81,771
Ashland, Inc.1	597	71,497
Westlake Chemical Corp.1	693	42,335
Total Basic Materials		4,199,369

UTILITIES - 3.7%
Cleco Corp.1	24,148	1,317,031
Pepco Holdings, Inc.1	25,759	693,690
Ameren Corp.1	4,539	209,384
Great Plains Energy, Inc.1	7,239	205,660
Westar Energy, Inc.1	4,970	204,963
American Electric Power Company, Inc.1	3,249	197,279
Public Service Enterprise Group, Inc.1	4,731	195,911
DTE Energy Co.1	1,888	163,067
Xcel Energy, Inc.1	4,373	157,078
Atmos Energy Corp.1	2,605	145,203
AGL Resources, Inc.1	1,768	96,374
UGI Corp.1	1,864	70,795
Alliant Energy Corp.1	501	33,276
Total Utilities		3,689,711

INDUSTRIAL - 2.9%
Republic Services, Inc. — Class A1	4,922	198,111
Sonoco Products Co.1	4,420	193,155
FedEx Corp.1	1,076	186,857
Ryder System, Inc.1	2,007	186,350
AMERCO1	646	183,631
GATX Corp.1	2,963	170,491
Caterpillar, Inc.1	1,816	166,218
Corning, Inc.1	6,976	159,959
Energizer Holdings, Inc.1	1,242	159,672
Dover Corp.1	2,127	152,547
Northrop Grumman Corp.1	1,027	151,369
Trinity Industries, Inc.1	4,898	137,193
Exelis, Inc.1	7,598	133,193
Alliant Techsystems, Inc.1	1,123	130,549
General Electric Co.1	4,373	110,506
Timken Co.1	2,222	94,835
Packaging Corporation of America1	1,147	89,523
Arrow Electronics, Inc.*,1	1,362	78,846
CSX Corp.1	1,648	59,707
Garmin Ltd.	812	42,898
Raytheon Co.1	358	38,725
Snap-on, Inc.1	191	26,117
Huntington Ingalls Industries, Inc.1	191	21,480
Norfolk Southern Corp.1	120	13,153
PerkinElmer, Inc.1	120	5,248
SPX Corp.1	48	4,124
Vishay Intertechnology, Inc.1	238	3,368
General Dynamics Corp.1	24	3,303
ITT Corp.1	72	2,913
Total Industrial		2,904,041

GATHERING & PROCESSING - 0.4%
Atlas Pipeline Partners, LP	14,838	404,484

DIVERSIFIED - 0.3%
Restaurant Brands International, Inc.*	8,744	341,367

Total Common Stocks
(Cost $54,631,820)		60,132,710

CLOSED-END FUNDS† - 14.6%
Cohen & Steers REIT and Preferred Income Fund, Inc.1	29,266	555,762
AllianzGI Equity & Convertible Income Fund1	26,297	543,822
Adams Express Co.1	38,366	524,848

18 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund1,2,3	42,994	$485,833
Nuveen Dividend Advantage Municipal Income Fund1	29,006	409,275
Nuveen Maryland Premium Income Municipal Fund1	31,217	394,895
Alpine Total Dynamic Dividend Fund1	46,227	392,467
BlackRock Enhanced Equity Dividend Trust1	46,007	373,578
Gabelli Healthcare & WellnessRx Trust1	34,995	364,649
Tri-Continental Corp.1	16,527	353,843
BlackRock Core Bond Trust1	26,503	349,839
Morgan Stanley Emerging Markets Debt Fund, Inc.1	38,416	349,201
Western Asset/Claymore Inflation-Linked Securities & Income Fund1,3	28,621	332,004
GDL Fund1	28,773	294,348
General American Investors Company, Inc.1	8,131	284,585
Zweig Total Return Fund, Inc.1	19,794	277,314
BlackRock Credit Allocation Income Trust1	19,837	256,294
Swiss Helvetia Fund, Inc.1	22,252	247,887
Clough Global Opportunities Fund1	17,603	225,670
Neuberger Berman Real Estate Securities Income Fund, Inc.1	40,537	214,441
BlackRock Resources & Commodities Strategy Trust1	20,190	196,044
Clough Global Allocation Fund1	13,038	192,441
First Trust High Income Long/Short Fund1	11,584	185,343
Petroleum & Resources Corp.1	7,691	183,353
Advent Claymore Convertible Securities and Income Fund II1,3	27,025	170,258
BlackRock MuniYield Michigan Quality Fund II, Inc.1	12,262	157,689
Duff & Phelps Global Utility Income Fund, Inc.1	7,151	154,747
Madison Covered Call & Equity Strategy Fund1	18,832	153,292
Western Asset Worldwide Income Fund, Inc.1	11,879	135,539
First Trust Enhanced Equity Income Fund1	8,919	127,898
Cohen & Steers Infrastructure Fund, Inc.1	5,610	127,459
Morgan Stanley Income Securities, Inc.1	6,723	120,543
Central Securities Corp.1	4,995	109,489
Ellsworth Fund Ltd.1	12,425	108,222
Western Asset High Yield Defined Opportunity Fund, Inc.1	6,787	107,031
MFS InterMarket Income Trust I1	12,819	106,782
MFS Multimarket Income Trust1	16,107	104,695
Putnam High Income Securities Fund1,2	12,831	104,059
Boulder Total Return Fund, Inc.1	3,724	103,267
Bancroft Fund Ltd.1	5,140	103,108
Zweig Fund, Inc.1	6,564	101,479
Morgan Stanley India Investment Fund, Inc.1	3,722	100,010
New Ireland Fund, Inc.1	7,889	99,559
Eaton Vance Tax-Advantaged Dividend Income Fund1	4,497	93,538
Franklin Limited Duration Income Trust1	7,159	87,268

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

LMP Real Estate Income Fund, Inc.1	6,951	$87,235
Cohen & Steers Quality Income Realty Fund, Inc.1	7,131	86,927
First Trust Aberdeen Global Opportunity Income Fund1	7,156	86,158
RMR Real Estate Income Fund1	3,998	83,238
John Hancock Premium Dividend Fund1	6,029	82,899
China Fund, Inc.1	4,542	82,801
CBRE Clarion Global Real Estate Income Fund1	9,163	82,375
Nuveen New Jersey Dividend Advantage Municipal Fund1	6,097	82,188
Brookfield Global Listed Infrastructure Income Fund, Inc.1	3,892	81,304
Cohen & Steers Closed-End Opportunity Fund, Inc.1	6,097	80,176
Korea Equity Fund, Inc.1	10,366	79,818
Japan Smaller Capitalization Fund, Inc.1	8,839	79,286
MFS Charter Income Trust1	8,537	78,455
Boulder Growth & Income Fund, Inc.1	8,654	78,319
BlackRock Corporate High Yield Fund, Inc.1	6,640	75,696
Liberty All Star Equity Fund1	12,634	75,551
Western Asset Global Corporate Defined Opportunity Fund, Inc.1	4,093	72,774
Templeton Dragon Fund, Inc.1	2,978	71,591
Central Europe Russia and Turkey Fund, Inc.1	3,581	70,832
Gabelli Dividend & Income Trust1	3,261	70,633
Tortoise Energy Independence Fund, Inc.1	3,656	69,281
Cushing Renaissance Fund1	3,125	66,625
AllianceBernstein Income Fund, Inc.1	8,909	66,550
Delaware Investments National Municipal Income Fund1	5,003	65,339
Wells Fargo Advantage Multi-Sector Income Fund1	4,784	65,206
Voya Natural Resources Equity Income Fund1	7,843	65,018
BlackRock Multi-Sector Income Trust1	3,867	64,850
Morgan Stanley Asia-Pacific Fund, Inc.1	4,131	61,345
Western Asset Emerging Markets Income Fund, Inc.1	5,495	60,170
Royce Value Trust, Inc.1	4,192	60,071
Lazard Global Total Return and Income Fund, Inc.1	3,778	59,730
Ivy High Income Opportunities Fund1	3,751	59,491
Korea Fund, Inc.1	1,526	57,256
Strategic Global Income Fund, Inc.1	6,389	54,179
Clough Global Equity Fund1	3,675	53,214
Asia Tigers Fund, Inc.1	4,644	51,688
Royce Micro-Capital Trust, Inc.1	4,981	50,208
Macquarie Global Infrastructure Total Return Fund, Inc.1	2,022	49,984
Western Asset Emerging Markets Debt Fund, Inc.1	3,152	49,676
Nuveen Diversified Dividend & Income Fund1	3,859	45,420
Deutsche Global High Income Fund, Inc.1	5,758	45,200

20 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Delaware Enhanced Global Dividend & Income Fund1	3,974	$44,787
Global High Income Fund, Inc.1	5,023	44,303
Nuveen Build America Bond Opportunity Fund1	1,993	43,746
Source Capital, Inc.1	592	42,700
Gabelli Global Utility & Income Trust1	2,140	41,516
Nuveen S&P 500 Dynamic Overwrite Fund1	2,842	40,641
Cohen & Steers Total Return Realty Fund, Inc.1	3,052	40,286
LMP Capital and Income Fund, Inc.1	2,346	39,319
Virtus Global Multi-Sector Income Fund1	2,412	38,230
New America High Income Fund, Inc.1	4,150	37,101
First Trust Intermediate Duration Preferred & Income Fund1	1,622	36,836
First Trust Dividend and Income Fund1	3,869	35,827
Nuveen Build America Bond Fund1	1,631	34,545
Advent/Claymore Enhanced Growth & Income Fund1,3	3,863	34,381
India Fund, Inc.1	1,310	33,811
First Opportunity Fund, Inc.1	3,444	32,890
Aberdeen Greater China Fund, Inc.1	3,173	31,477
Alpine Global Dynamic Dividend Fund1	3,182	31,311
John Hancock Income Securities Trust1	2,074	29,637
Blackstone / GSO Strategic Credit Fund1	1,731	28,527
BlackRock Debt Strategies Fund, Inc.1	7,592	28,242
Royce Focus Trust, Inc.1	3,557	25,859
Nuveen Multi-Market Income Fund1	3,331	25,549
BlackRock Global Opportunities Equity Trust1	1,921	25,223
European Equity Fund, Inc.1	3,075	25,215
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.1	1,021	23,136
Madison Strategic Sector Premium Fund1	1,898	22,605
First Trust Aberdeen Emerging Opportunity Fund1	1,337	21,994
Delaware Investments Dividend & Income Fund, Inc.1	2,182	21,493
Asia Pacific Fund, Inc.*,1	1,898	21,390
Aberdeen Singapore Fund, Inc.1	1,738	20,717
Nuveen Global Equity Income Fund1	1,570	20,426
Nuveen S&P 500 Buy-Write Income Fund1	1,635	19,800
New Germany Fund, Inc.1	1,405	19,684
MFS Intermediate High Income Fund1	7,331	19,427
Fort Dearborn Income Securities, Inc.1	1,333	18,875
BlackRock Utility and Infrastructure Trust1	892	18,500
Nuveen Tax-Advantaged Dividend Growth Fund1	1,029	16,618
Nuveen Pennsylvania Investment Quality Municipal Fund1	986	13,538
Managed High Yield Plus Fund, Inc.1	7,327	13,189
Mexico Equity & Income Fund, Inc.1	937	11,666
Nuveen Credit Strategies Income Fund1	1,309	11,480
Aberdeen Latin America Equity Fund, Inc.1	509	11,402

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Morgan Stanley Emerging Markets Fund, Inc.1	754	$10,971
Transamerica Income Shares, Inc. — Class E1	506	10,231
Deutsche Strategic Income Trust1	830	9,595
Western Asset Income Fund1	664	8,931
JPMorgan China Region Fund, Inc.1	492	8,310
Denali Fund, Inc.1	355	7,899
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.1	526	6,880
Neuberger Berman High Yield Strategies Fund, Inc.1	553	6,802
Latin American Discovery Fund, Inc.1	544	6,066
Invesco Bond Fund1	242	4,453
BlackRock Income Trust, Inc.1	685	4,384
Taiwan Fund, Inc.1	219	3,581
Montgomery Street Income Securities, Inc.1	182	2,988
Deutsche High Income Trust1	327	2,858
Cutwater Select Income Fund1	76	1,470
Diversified Real Asset Income Fund1	84	1,457
Calamos Global Dynamic Income Fund1	156	1,440
Total Closed-End Funds
(Cost $14,008,716)		14,568,640

MUTUAL FUNDS†,3 - 0.0%
Guggenheim Strategy Fund I	788	19,578
Guggenheim Strategy Fund II	235	5,833
Total Mutual Funds
(Cost $25,489)		25,411

	Face Amount

REPURCHASE AGREEMENTS††,4 - 18.3%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$11,842,089	11,842,089
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	6,397,604	6,397,604
Total Repurchase Agreements
(Cost $18,239,693)		18,239,693

SECURITIES LENDING COLLATERAL††,5 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	124,751	124,751
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	50,420	50,420
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	23,910	23,910
Total Securities Lending Collateral
(Cost $199,081)		199,081

Total Investments - 93.3%
(Cost $87,104,799)		$93,165,535

22 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS SOLD SHORT† - (37.3)%

DIVERSIFIED - (0.4)%
Restaurant Brands International, LP*	87	$(3,287)
Leucadia National Corp.	3,900	(87,438)
Restaurant Brands International, Inc.*	8,657	(337,952)
Total Diversified		(428,677)

BASIC MATERIALS - (1.6)%
Compass Minerals International, Inc.	48	(4,168)
Carpenter Technology Corp.	95	(4,679)
Tahoe Resources, Inc.	1,220	(16,921)
Airgas, Inc.	192	(22,115)
Sherwin-Williams Co.	143	(37,615)
PPG Industries, Inc.	192	(44,381)
Newmont Mining Corp.	3,565	(67,379)
Southern Copper Corp.	2,847	(80,285)
Ecolab, Inc.	813	(84,975)
Monsanto Co.	718	(85,779)
Praxair, Inc.	718	(93,024)
FMC Corp.	1,675	(95,525)
EI du Pont de Nemours & Co.	1,292	(95,530)
Allegheny Technologies, Inc.	2,751	(95,652)
WR Grace & Co.*	1,005	(95,867)
Valspar Corp.	1,125	(97,290)
Albemarle Corp.	8,824	(530,587)
Total Basic Materials		(1,551,772)

UTILITIES - (1.6)%
NRG Energy, Inc.	359	(9,675)
American Water Works Company, Inc.	215	(11,460)
Exelon Corp.	933	(34,596)
PG&E Corp.	1,340	(71,342)
MDU Resources Group, Inc.	3,724	(87,514)
Calpine Corp.*	4,163	(92,127)
PPL Corp.	2,560	(93,005)
CenterPoint Energy, Inc.	3,971	(93,041)
OGE Energy Corp.	2,632	(93,383)
Sempra Energy	861	(95,881)
National Fuel Gas Co.	1,388	(96,508)
Aqua America, Inc.	3,678	(98,202)
NextEra Energy, Inc.	933	(99,169)
ITC Holdings Corp.	2,464	(99,620)
Dominion Resources, Inc.	1,308	(100,585)
Southern Co.	2,057	(101,019)
TECO Energy, Inc.	4,952	(101,466)
Questar Corp.	4,018	(101,575)
FirstEnergy Corp.	2,655	(103,518)
Total Utilities		(1,583,686)

ENERGY - (2.4)%
Continental Resources, Inc.*	48	(1,841)
Amec Foster Wheeler plc ADR	593	(7,673)
Southwestern Energy Co.*	310	(8,460)
Williams Companies, Inc.	335	(15,055)
Frank’s International N.V.	1,052	(17,495)
Laredo Petroleum, Inc.*	1,795	(18,578)
WPX Energy, Inc.*	2,225	(25,877)
RPC, Inc.	2,512	(32,756)
Gulfport Energy Corp.*	1,077	(44,954)
MRC Global, Inc.*	3,086	(46,753)
Cheniere Energy, Inc.*	790	(55,616)
Concho Resources, Inc.*	574	(57,257)
Peabody Energy Corp.	7,560	(58,514)
Range Resources Corp.	1,363	(72,852)
Antero Resources Corp.*	1,818	(73,774)
Kosmos Energy Ltd.*	8,947	(75,065)
Cobalt International Energy, Inc.*	8,756	(77,841)
Dril-Quip, Inc.*	1,028	(78,878)
CONSOL Energy, Inc.	2,345	(79,285)
Oceaneering International, Inc.	1,363	(80,158)
FMC Technologies, Inc.*	1,722	(80,659)
Pioneer Natural Resources Co.	550	(81,868)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Cabot Oil & Gas Corp. — Class A	2,775	$(82,168)
Targa Resources Partners, LP	8,674	(415,312)
Halliburton Co.	21,644	(851,259)
Total Energy		(2,439,948)

INDUSTRIAL - (3.0)%
Hexcel Corp.*	167	(6,929)
Fortune Brands Home & Security, Inc.	192	(8,692)
Vulcan Materials Co.	143	(9,399)
USG Corp.*	360	(10,076)
Roper Industries, Inc.	72	(11,257)
Tyco International plc	263	(11,535)
Teekay Corp.	263	(13,384)
Babcock & Wilcox Co.	478	(14,483)
Waste Management, Inc.	287	(14,729)
Clean Harbors, Inc.*	359	(17,250)
Martin Marietta Materials, Inc.	167	(18,423)
Genesee & Wyoming, Inc. — Class A*	215	(19,333)
Wabtec Corp.	240	(20,854)
KLX, Inc.*	622	(25,658)
Lincoln Electric Holdings, Inc.	383	(26,461)
Rockwell Collins, Inc.	359	(30,328)
Xylem, Inc.	1,005	(38,260)
Jacobs Engineering Group, Inc.*	861	(38,478)
Triumph Group, Inc.	574	(38,584)
Colfax Corp.*	790	(40,740)
Acuity Brands, Inc.	311	(43,562)
Waters Corp.*	407	(45,877)
Emerson Electric Co.	790	(48,767)
Chicago Bridge & Iron Company N.V.	1,172	(49,201)
Eagle Materials, Inc.	837	(63,638)
Manitowoc Company, Inc.	2,943	(65,040)
Donaldson Company, Inc.	1,698	(65,594)
B/E Aerospace, Inc.*	1,244	(72,177)
KBR, Inc.	4,808	(81,496)
Jabil Circuit, Inc.	3,828	(83,565)
SunPower Corp. — Class A*	3,301	(85,265)
Armstrong World Industries, Inc.*	1,698	(86,802)
Landstar System, Inc.	1,212	(87,906)
Graco, Inc.	1,100	(88,198)
SBA Communications Corp. — Class A*	813	(90,047)
Trimble Navigation Ltd.*	3,421	(90,793)
National Instruments Corp.	2,966	(92,213)
Nordson Corp.	1,196	(93,240)
Boeing Co.	718	(93,326)
Kansas City Southern	765	(93,353)
TransDigm Group, Inc.	478	(93,855)
Mettler-Toledo International, Inc.*	311	(94,065)
AptarGroup, Inc.	1,435	(95,915)
Expeditors International of Washington, Inc.	2,153	(96,045)
Stericycle, Inc.*	742	(97,261)
United Parcel Service, Inc. — Class B	885	(98,385)
CH Robinson Worldwide, Inc.	1,315	(98,480)
J.B. Hunt Transport Services, Inc.	1,172	(98,741)
Pall Corp.	1,005	(101,716)
Middleby Corp.*	1,028	(101,875)
Sealed Air Corp.	2,464	(104,548)
Total Industrial		(3,015,799)

CONSUMER, CYCLICAL - (3.2)%
Domino’s Pizza, Inc.	48	(4,520)
Kate Spade & Co.*	215	(6,882)
Coach, Inc.	215	(8,075)
Taylor Morrison Home Corp. — Class A*	527	(9,955)
Hasbro, Inc.	215	(11,823)
World Fuel Services Corp.	263	(12,343)
Sally Beauty Holdings, Inc.*	430	(13,218)
McDonald’s Corp.	167	(15,648)
Spirit Airlines, Inc.*	311	(23,505)
Mattel, Inc.	790	(24,446)

24 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

BorgWarner, Inc.	455	$(25,002)
Dollar General Corp.*	478	(33,795)
Ross Stores, Inc.	383	(36,102)
MSC Industrial Direct Company, Inc. — Class A	455	(36,969)
Scotts Miracle-Gro Co. — Class A	598	(37,267)
Rite Aid Corp.*	5,071	(38,134)
Cabela’s, Inc.*	765	(40,323)
Delta Air Lines, Inc.	1,028	(50,567)
L Brands, Inc.	598	(51,757)
DSW, Inc. — Class A	1,435	(53,526)
SeaWorld Entertainment, Inc.	3,301	(59,088)
Tesla Motors, Inc.*	335	(74,507)
Ralph Lauren Corp. — Class A	407	(75,360)
United Continental Holdings, Inc.*	1,196	(80,001)
Yum! Brands, Inc.	1,148	(83,632)
Tupperware Brands Corp.	1,340	(84,420)
Dunkin’ Brands Group, Inc.	2,010	(85,727)
Navistar International Corp.*	2,608	(87,316)
WW Grainger, Inc.	343	(87,427)
Tempur Sealy International, Inc.*	1,603	(88,021)
Toll Brothers, Inc.*	2,583	(88,519)
PVH Corp.	693	(88,822)
Target Corp.	1,172	(88,967)
Toro Co.	1,435	(91,568)
DreamWorks Animation SKG, Inc. — Class A*	4,163	(92,960)
LKQ Corp.*	3,325	(93,499)
Ulta Salon Cosmetics & Fragrance, Inc.*	742	(94,857)
Costco Wholesale Corp.	670	(94,972)
HD Supply Holdings, Inc.*	3,253	(95,931)
Choice Hotels International, Inc.	1,746	(97,811)
Tractor Supply Co.	1,244	(98,052)
Starbucks Corp.	1,196	(98,132)
Fastenal Co.	2,081	(98,973)
Panera Bread Co. — Class A*	574	(100,335)
GNC Holdings, Inc. — Class A	2,153	(101,105)
Goodyear Tire & Rubber Co.	3,540	(101,138)
Copart, Inc.*	2,798	(102,099)
CarMax, Inc.*	1,698	(113,053)
Lions Gate Entertainment Corp.	3,764	(120,523)
Total Consumer, Cyclical		(3,200,672)

TECHNOLOGY - (4.6)%
salesforce.com, Inc.*	95	(5,634)
Accenture plc — Class A	72	(6,430)
Red Hat, Inc.*	95	(6,568)
Teradata Corp.*	167	(7,295)
International Business Machines Corp.	48	(7,701)
Jack Henry & Associates, Inc.	143	(8,886)
Solera Holdings, Inc.	239	(12,232)
VeriFone Systems, Inc.*	598	(22,246)
Veeva Systems, Inc. — Class A*	957	(25,274)
Linear Technology Corp.	574	(26,174)
IHS, Inc. — Class A*	263	(29,950)
SunEdison, Inc.*	1,578	(30,787)
athenahealth, Inc.*	263	(38,319)
Diebold, Inc.	1,148	(39,767)
Genpact Ltd.*	2,583	(48,896)
Informatica Corp.*	1,340	(51,101)
Allscripts Healthcare Solutions, Inc.*	4,091	(52,242)
Freescale Semiconductor Ltd.*	2,655	(66,986)
Cree, Inc.*	2,201	(70,916)
Stratasys Ltd.*	909	(75,547)
Rackspace Hosting, Inc.*	1,675	(78,407)
Workday, Inc. — Class A*	1,028	(83,895)
Zynga, Inc. — Class A*	32,008	(85,141)
Altera Corp.	2,392	(88,360)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Nuance Communications, Inc.*	6,220	$(88,759)
SolarWinds, Inc.*	1,795	(89,445)
MSCI, Inc. — Class A	1,962	(93,077)
Paychex, Inc.	2,033	(93,864)
NCR Corp.*	3,253	(94,792)
Atmel Corp.*	11,315	(94,989)
Tableau Software, Inc. — Class A*	1,148	(97,304)
IPG Photonics Corp.*	1,315	(98,520)
NetSuite, Inc.*	909	(99,236)
ServiceNow, Inc.*	1,507	(102,251)
Leidos Holdings, Inc.	2,392	(104,100)
Applied Materials, Inc.	43,739	(1,089,977)
Cypress Semiconductor Corp.	101,811	(1,453,862)
Total Technology		(4,568,930)

COMMUNICATIONS - (4.7)%
United States Cellular Corp.*	335	(13,343)
Alliance Data Systems Corp.*	72	(20,596)
CenturyLink, Inc.	550	(21,769)
DISH Network Corp. — Class A*	311	(22,669)
Charter Communications, Inc. — Class A*	167	(27,826)
Clear Channel Outdoor Holdings, Inc. — Class A	2,798	(29,631)
Verizon Communications, Inc.	742	(34,711)
HomeAway, Inc.*	1,698	(50,566)
Pandora Media, Inc.*	3,421	(60,996)
Netflix, Inc.*	192	(65,589)
Palo Alto Networks, Inc.*	550	(67,413)
Level 3 Communications, Inc.*	1,389	(68,589)
Discovery Communications, Inc. — Class A*	2,416	(83,231)
Splunk, Inc.*	1,435	(84,593)
Amazon.com, Inc.*	287	(89,070)
Motorola Solutions, Inc.	1,460	(97,937)
LinkedIn Corp. — Class A*	430	(98,775)
JDS Uniphase Corp.*	7,201	(98,798)
AMC Networks, Inc. — Class A*	1,555	(99,162)
Groupon, Inc. — Class A*	12,894	(106,504)
AT&T, Inc.	15,000	(503,850)
Zillow, Inc. — Class A*	6,636	(702,686)
Comcast Corp. — Class A	39,197	(2,273,818)
Total Communications		(4,722,122)

CONSUMER, NON-CYCLICAL - (7.0)%
Medivation, Inc.*	24	(2,391)
Intercept Pharmaceuticals, Inc.*	24	(3,744)
Keurig Green Mountain, Inc.	48	(6,355)
Coty, Inc. — Class A*	311	(6,425)
ConAgra Foods, Inc.	215	(7,800)
Robert Half International, Inc.	143	(8,348)
Alnylam Pharmaceuticals, Inc.*	95	(9,215)
Clorox Co.	95	(9,900)
Moody’s Corp.	120	(11,497)
H&R Block, Inc.	360	(12,125)
Altria Group, Inc.	263	(12,958)
PepsiCo, Inc.	167	(15,792)
Kellogg Co.	263	(17,211)
Western Union Co.	1,077	(19,289)
Kraft Foods Group, Inc.	311	(19,487)
FleetCor Technologies, Inc.*	215	(31,973)
Bruker Corp.*	1,938	(38,024)
WhiteWave Foods Co. — Class A*	1,100	(38,489)
Incyte Corp.*	574	(41,965)
Gartner, Inc.*	527	(44,379)
Sysco Corp.	1,244	(49,374)
Kindred Healthcare, Inc.	2,987	(54,304)
CoStar Group, Inc.*	311	(57,109)
Intuitive Surgical, Inc.*	120	(63,473)
Hain Celestial Group, Inc.*	1,100	(64,119)
Bunge Ltd.	718	(65,273)

26 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Avon Products, Inc.	7,176	$(67,383)
Catamaran Corp.*	1,315	(68,051)
Vertex Pharmaceuticals, Inc.*	598	(71,042)
Estee Lauder Companies, Inc. — Class A	957	(72,923)
Pharmacyclics, Inc.*	670	(81,914)
Seattle Genetics, Inc.*	2,583	(82,992)
Brown-Forman Corp. — Class B	993	(87,225)
Hertz Global Holdings, Inc.*	3,517	(87,714)
Tenet Healthcare Corp.*	1,746	(88,470)
Philip Morris International, Inc.	1,100	(89,595)
Morningstar, Inc.	1,412	(91,371)
McGraw Hill Financial, Inc.	1,028	(91,471)
Coca-Cola Co.	2,177	(91,913)
Zoetis, Inc.	2,153	(92,644)
Automatic Data Processing, Inc.	1,125	(93,791)
Flowers Foods, Inc.	4,916	(94,338)
Campbell Soup Co.	2,153	(94,732)
Align Technology, Inc.*	1,698	(94,935)
AmerisourceBergen Corp. — Class A	1,053	(94,938)
Monster Beverage Corp.*	885	(95,890)
Bristol-Myers Squibb Co.	1,627	(96,042)
Mead Johnson Nutrition Co. — Class A	957	(96,216)
Premier, Inc. — Class A*	2,870	(96,231)
Hologic, Inc.*	3,612	(96,585)
Patterson Companies, Inc.	2,010	(96,681)
MasterCard, Inc. — Class A	1,125	(96,931)
Colgate-Palmolive Co.	1,403	(97,074)
Rollins, Inc.	2,943	(97,413)
McCormick & Company, Inc.	1,315	(97,705)
Verisk Analytics, Inc. — Class A*	1,531	(98,060)
BioMarin Pharmaceutical, Inc.*	1,100	(99,440)
Whole Foods Market, Inc.	1,985	(100,084)
Hershey Co.	981	(101,955)
Sprouts Farmers Market, Inc.*	3,015	(102,450)
Wright Medical Group, Inc.*	6,760	(181,641)
Becton Dickinson and Co.	2,607	(362,790)
Actavis plc*	1,516	(390,234)
Reynolds American, Inc.	6,762	(434,594)
Laboratory Corporation of America Holdings*	5,378	(580,286)
Medtronic, Inc.	16,472	(1,189,277)
Total Consumer, Non-cyclical		(6,956,040)

FINANCIAL - (8.8)%
Mid-America Apartment Communities, Inc.	24	(1,792)
PacWest Bancorp	72	(3,273)
DDR Corp.	192	(3,525)
First Niagara Financial Group, Inc.	454	(3,827)
Macerich Co.	48	(4,004)
Prologis, Inc.	96	(4,131)
Charles Schwab Corp.	143	(4,317)
Tanger Factory Outlet Centers, Inc.	120	(4,435)
Chubb Corp.	48	(4,967)
Weingarten Realty Investors	143	(4,994)
Lamar Advertising Co. — Class A	95	(5,096)
Liberty Property Trust	143	(5,381)
American Realty Capital Properties, Inc.	645	(5,837)
Rayonier, Inc.	263	(7,348)
Prudential Financial, Inc.	95	(8,594)
American Campus Communities, Inc.	240	(9,926)
Apartment Investment & Management Co. — Class A	335	(12,445)
Waddell & Reed Financial, Inc. — Class A	287	(14,298)
CBL & Associates Properties, Inc.	742	(14,410)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Crown Castle International Corp.	215	$(16,921)
Realogy Holdings Corp.*	407	(18,107)
WP Carey, Inc.	263	(18,437)
AvalonBay Communities, Inc.	120	(19,608)
Ocwen Financial Corp.*	1,842	(27,814)
T. Rowe Price Group, Inc.	430	(36,920)
Kilroy Realty Corp.	550	(37,989)
LPL Financial Holdings, Inc.	957	(42,634)
Markel Corp.*	72	(49,164)
Visa, Inc. — Class A	215	(56,373)
American Tower Corp. — Class A	598	(59,112)
TFS Financial Corp.	4,235	(63,038)
MBIA, Inc.*	7,416	(70,749)
Aflac, Inc.	1,363	(83,265)
Cullen/Frost Bankers, Inc.	1,196	(84,485)
BOK Financial Corp.	1,412	(84,776)
Genworth Financial, Inc. — Class A*	10,311	(87,644)
Bank of Hawaii Corp.	1,483	(87,957)
BankUnited, Inc.	3,062	(88,706)
TD Ameritrade Holding Corp.	2,512	(89,880)
White Mountains Insurance Group Ltd.	143	(90,106)
Commerce Bancshares, Inc.	2,117	(92,087)
Old Republic International Corp.	6,340	(92,754)
Eaton Vance Corp.	2,273	(93,034)
Zions Bancorporation	3,277	(93,427)
Sterling Bancorp	6,500	(93,470)
Loews Corp.	2,225	(93,495)
Intercontinental Exchange, Inc.	430	(94,295)
Arthur J Gallagher & Co.	2,010	(94,631)
ProAssurance Corp.	2,105	(95,041)
Piedmont Office Realty Trust, Inc. — Class A	5,048	(95,104)
Forest City Enterprises, Inc. — Class A*	4,473	(95,275)
Progressive Corp.	3,540	(95,544)
Realty Income Corp.	2,010	(95,897)
Simon Property Group, Inc.	527	(95,972)
Washington Prime Group, Inc.	5,577	(96,036)
Duke Realty Corp.	4,760	(96,152)
Affiliated Managers Group, Inc.*	455	(96,569)
Cincinnati Financial Corp.	1,866	(96,715)
Senior Housing Properties Trust	4,378	(96,798)
HCP, Inc.	2,201	(96,910)
Marsh & McLennan Companies, Inc.	1,698	(97,194)
First Republic Bank	1,866	(97,256)
Aon plc	1,028	(97,485)
State Street Corp.	1,244	(97,654)
American Express Co.	1,053	(97,971)
Brown & Brown, Inc.	2,998	(98,664)
Plum Creek Timber Company, Inc.	2,320	(99,273)
Health Care REIT, Inc.	1,315	(99,506)
CBOE Holdings, Inc.	1,627	(103,184)
Healthcare Trust of America, Inc. — Class A	3,852	(103,759)
BB&T Corp.	20,942	(814,435)
Omega Healthcare Investors, Inc.	22,351	(873,254)
Ventas, Inc.	15,736	(1,128,271)
M&T Bank Corp.	13,931	(1,750,012)
Total Financial		(8,793,409)

Total Common Stock Sold Short
(Proceeds $35,884,086)		(37,261,055)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (12.4)%
Market Vectors Gold Miners ETF	2,265	(41,631)
SPDR S&P Regional Banking ETF	1,396	(56,817)
iShares MSCI Australia ETF	2,605	(57,753)
iShares MSCI Mexico Capped ETF	1,297	(77,029)
iShares MSCI Malaysia ETF	6,413	(86,447)

28 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

iShares MSCI Taiwan ETF	5,868	$(88,665)
iShares MSCI Hong Kong ETF	5,570	(114,408)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,007	(120,246)
iShares China Large-Capital ETF	3,066	(127,607)
iShares MSCI South Korea Capped ETF	2,616	(144,665)
iShares MSCI Japan ETF	13,604	(152,909)
Powershares QQQ Trust Series 1	1,522	(157,147)
iShares MSCI EAFE ETF	3,045	(185,258)
iShares MSCI Canada ETF	7,055	(203,607)
iShares MSCI Emerging Markets ETF	5,850	(229,847)
iShares MSCI United Kingdom ETF	13,292	(239,655)
iShares Core U.S. Aggregate Bond ETF	2,454	(270,234)
iShares 20+ Year Treasury Bond ETF	2,402	(302,460)
iShares TIPS Bond ETF	3,509	(393,043)
iShares MSCI Switzerland Capped ETF	15,763	(499,529)
iShares 7-10 Year Treasury Bond ETF	4,713	(499,531)
iShares Russell 2000 ETF	5,013	(599,906)
iShares US Real Estate ETF	13,386	(1,028,579)
iShares Russell 1000 Value ETF	12,844	(1,340,913)
SPDR Barclays High Yield Bond ETF	47,429	(1,831,233)
SPDR S&P 500 ETF Trust	16,992	(3,491,855)
Total Exchange-Traded Funds Sold Short
(Proceeds $11,222,326)		(12,340,974)

Total Securities Sold Short- (49.7)%
(Proceeds $47,106,412)		$(49,602,029)
Other Assets & Liabilities, net - 56.4%		56,299,254
Total Net Assets - 100.0%		$99,862,760

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $7,925,286)	42	$153,635
March 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $23,449,171)	19	110,448
March 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $3,901,500)	27	98,738
March 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $11,047,014)	70	83,137
March 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $1,651,250)	10	57,098
March 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $3,034,749)	29	40,830
March 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $20,270,000)	160	29,248
March 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,906,146)	16	24,381
March 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,634,244)	51	18,233

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

March 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $745,008)	4	$16,810
March 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,991,226)	52	12,038
March 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $594,336)	5	(528)
(Total Aggregate Value of Contracts $86,149,930)		$644,068

EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $2,520,800)	137	$160,850
January 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $1,219,735)	12	61,564
May 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $627,000)	33	37,080
January 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $462,015)	6	18,822
March 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $434,666)	4	16,502
March 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,449,000)	10	9,862
January 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $787,221)	23	4,828
January 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $245,789)	2	4,332
March 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,509,005)	17	3,958
March 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $502,518)	5	138
March 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $574,631)	4	(2,863)
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,052,000)	20	(5,204)
March 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $695,978)	6	(6,458)
March 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,608,635)	19	(19,691)
(Total Aggregate Value of Contracts $14,688,993)		$283,720

30 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED†
February 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $354,810)	3	$5,687
March 2015 Wheat Futures Contracts (Aggregate Value of Contracts $265,500)	9	2,028
February 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $161,869)	3	(1,427)
March 2015 Soybean Futures Contracts (Aggregate Value of Contracts $306,900)	6	(4,579)
March 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $189,338)	3	(22,353)
February 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,650,750)	25	(43,575)
(Total Aggregate Value of Contracts $2,929,167)		$(64,219)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,257,379)	77	$145,781
February 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $1,341,250)	25	140,351
March 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $701,520)	12	81,642
February 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $321,200)	11	78,711
February 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $685,725)	15	24,343
March 2015 Silver Futures Contracts (Aggregate Value of Contracts $313,800)	4	17,438
March 2015 Copper Futures Contracts (Aggregate Value of Contracts $423,750)	6	13,743
February 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $324,300)	10	10,398
March 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $345,675)	11	4,803
March 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $391,625)	13	965
February 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $46,126)	1	779
February 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $90,145)	1	(58)
March 2015 Corn Futures Contracts (Aggregate Value of Contracts $158,900)	8	(1,743)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

February 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $155,686)	2	$(2,321)
(Total Aggregate Value of Contracts $6,557,081)		$514,832

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2015 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $73,005,094)	334	$141,111

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $1,967,550)	13	$29,304
March 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $755,400)	6	18,443
March 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,374,880)	16	15,124
March 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $3,446,025)	33	7,129
March 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $243,660)	3	7
March 2015 British Pound Futures Contracts (Aggregate Value of Contracts $876,094)	9	(482)
(Total Aggregate Value of Contracts $8,663,609)		$69,525

EQUITY FUTURES CONTRACTS SOLD SHORT†
February 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $2,117,000)	116	$52,279
January 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $303,784)	2	3,179
April 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $299,200)	16	(937)
June 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $345,420)	18	(3,120)
March 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $360,390)	3	(6,245)
January 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $460,309)	9	(12,981)
(Total Aggregate Value of Contracts $3,886,103)		$32,175

32 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International March 2015 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 03/09/156 (Notional Value $15,897,505)	121,355	$160,365
Goldman Sachs International March 2015 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 03/09/157 (Notional Value $4,950,236)	41,866	$76,763

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.EM-22 Index	Barclays Bank plc	1.00%	12/20/19	$1,850,000	$1,659,448	$134,388	$60,876

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2014
MULTI-HEDGE STRATEGIES FUND

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swap7

Sector	% of Index
Energy	37.4%
Financials	17.9%
Industrials	16.5%
Consumer Discretionary	6.8%
Communications	5.7%
Materials	5.4%
Consumer Staples	3.7%
Health Care	3.0%
Technology	1.8%
Utilities	1.8%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap6

Sector	% of Index
Health Care	24.4%
Consumer Discretionary	16.9%
Consumer Staples	13.6%
Technology	11.7%
Financials	11.2%
Utilities	8.4%
Industrials	6.9%
Communications	3.4%
Materials	2.9%
Energy	0.6%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is pledged as short security collateral at December 31, 2014.
2	All or a portion of this security is on loan at December 31, 2014 — See Note 6.
3	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
4	Repurchase Agreements — See Note 5.
5	Securities lending collateral — See Note 6.
6	Customized basket of 198 exchange-traded equity securities. Total return based on Goldman-Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.
7	Customized basket of 124 exchange-traded equity securities. Total return based on Goldman-Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

34 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MULTI-HEDGE STRATEGIES FUND

December 31, 2014

Assets:
Investments, at value - including $192,994 of securities loaned (cost $68,666,025)	$74,726,761
Repurchase agreements, at value (cost $18,438,774)	18,438,774
Total investments (cost $87,104,799)	93,165,535
Foreign currency, at value (cost $113,182)	112,957
Segregated cash with broker	57,066,472
Unrealized appreciation on swap agreements	298,004
Unamortized upfront premiums paid on credit default swaps	134,388
Receivables:
Securities sold	1,422,195
Dividends	186,349
Fund shares sold	20,051
Variation margin	2,816
Securities lending income	562
Foreign taxes reclaim	488
Interest	12
Total assets	152,409,829

Liabilities:
Securities sold short, at value (proceeds $47,106,412)	49,602,029
Due to broker	188,786
Overdraft due to custodian bank	116,525
Payable for:
Securities purchased	1,998,222
Fund shares redeemed	223,590
Upon return of securities loaned	199,600
Management fees	98,891
Distribution and service fees	18,341
Miscellaneous	101,085
Total liabilities	52,547,069
Net assets	$99,862,760

Net assets consist of:
Paid in capital	$142,637,426
Accumulated net investment loss	(2,997,600)
Accumulated net realized loss on investments	(45,261,225)
Net unrealized appreciation on investments	5,484,159
Net assets	$99,862,760

A-Class:
Net assets	$11,620,349
Capital shares outstanding	485,398
Net asset value per share	$23.94
Maximum offering price per share (Net asset value divided by 95.25%)	$25.13

C-Class:
Net assets	$9,627,327
Capital shares outstanding	431,920
Net asset value per share	$22.29

H-Class:
Net assets	$36,410,980
Capital shares outstanding	1,519,878
Net asset value per share	$23.96

Institutional Class:
Net assets	$42,204,104
Capital shares outstanding	1,741,228
Net asset value per share	$24.24

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 35

CONSOLIDATED STATEMENT OF OPERATIONS
MULTI-HEDGE STRATEGIES FUND

Year Ended December 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $10,308)	$1,929,301
Income from securities lending, net	22,496
Interest	3,830
Total investment income	1,955,627

Expenses:
Management fees	1,331,880
Distribution and service fees:
A-Class	37,105
C-Class	105,346
H-Class	106,379
Short sales dividend expense	1,170,287
Prime broker interest expense	402,646
Trustees’ fees*	10,077
Custodian fees	242
Miscellaneous	14,067
Total expenses	3,178,029
Less:
Expenses waived by Adviser	(55,172)
Net expenses	3,122,857
Net investment loss	(1,167,230)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$7,377,732
Realized gain distributions received from investment company shares	302,659
Swap agreements	704,778
Futures contracts	3,466,232
Foreign currency	(6,866)
Securities sold short	(7,840,391)
Net realized gain	4,004,144
Net change in unrealized appreciation (depreciation) on:
Investments	(924,363)
Securities sold short	2,366,399
Swap agreements	(20,756)
Futures contracts	729,539
Foreign currency	(181)
Net change in unrealized appreciation (depreciation)	2,150,638
Net realized and unrealized gain	6,154,782
Net increase in net assets resulting from operations	$4,987,552

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MULTI-HEDGE STRATEGIES FUND

	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,167,230)	$(978,021)
Net realized gain on investments	4,004,144	4,409,208
Net change in unrealized appreciation (depreciation) on investments	2,150,638	(1,691,827)
Net increase in net assets resulting from operations	4,987,552	1,739,360

Distributions to shareholders from:
Net investment income
A-Class	(88,690)	—
C-Class	(79,610)	—
H-Class	(298,563)	—
Institutional Class	(333,912)	—
Total distributions to shareholders	(800,775)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	3,310,696	6,631,895
C-Class	593,454	7,058,465
H-Class	10,267,963	29,831,781
Institutional Class	30,581,943	12,702,579
Distributions reinvested
A-Class	83,254	—
C-Class	66,457	—
H-Class	276,480	—
Institutional Class	333,762	—
Cost of shares redeemed
A-Class	(10,563,094)	(16,377,874)
C-Class	(4,016,782)	(11,244,261)
H-Class	(26,531,348)	(46,597,477)
Institutional Class	(16,163,978)	(1,735,751)
Net decrease from capital share transactions	(11,761,193)	(19,730,643)
Net decrease in net assets	(7,574,416)	(17,991,283)

Net assets:
Beginning of year	107,437,176	125,428,459
End of year	$99,862,760	$107,437,176
Accumulated net investment loss at end of year	$(2,997,600)	$(1,446,348)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 37

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MULTI-HEDGE STRATEGIES FUND

	Year Ended December 31, 2014	Year Ended December 31, 2013
Capital share activity:
Shares sold
A-Class	142,495	289,566
C-Class	27,363	326,236
H-Class	445,101	1,303,395
Institutional Class	1,321,595	550,448
Shares issued from reinvestment of distributions
A-Class	3,522	—
C-Class	3,018	—
H-Class	11,691	—
Institutional Class	13,947	—
Shares redeemed
A-Class	(455,620)	(716,106)
C-Class	(186,245)	(520,915)
H-Class	(1,149,657)	(2,035,313)
Institutional Class	(688,008)	(75,298)
Net decrease in shares	(510,798)	(877,987)

38 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$23.03	$22.68	$22.21	$21.66	$20.57
Income (loss) from investment operations:
Net investment income (loss)[a]	(.26)	(.18)	(.35)	(.27)	(.40)
Net gain (loss) on investments (realized and unrealized)	1.36	.53	.82	.98	1.49
Total from investment operations	1.10	.35	.47	.71	1.09
Less distributions from:
Net investment income	(.19)	—	—	(.16)	—
Total distributions	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	— [b]
Net asset value, end of period	$23.94	$23.03	$22.68	$22.21	$21.66

Total Return[c]	4.73%	1.54%	2.02%	3.39%	5.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,620	$18,307	$27,700	$24,832	$14,073
Ratios to average net assets:
Net investment income (loss)	(1.13%)	(0.79%)	(1.54%)	(1.23%)	(1.97%)
Total expenses[d]	2.86%	2.74%	3.09%	2.77%	3.56%
Net expenses[e,f]	2.81%	2.69%	3.05%	2.65%	3.40%
Portfolio turnover rate	304%	302%	465%	433%	993%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 39

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$21.62	$21.45	$21.17	$20.80	$19.90
Income (loss) from investment operations:
Net investment income (loss)[a]	(.40)	(.35)	(.50)	(.42)	(.55)
Net gain (loss) on investments (realized and unrealized)	1.26	.52	.78	.95	1.45
Total from investment operations	.86	.17	.28	.53	.90
Less distributions from:
Net investment income	(.19)	—	—	(.16)	—
Total distributions	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	— [b]
Net asset value, end of period	$22.29	$21.62	$21.45	$21.17	$20.80

Total Return[c]	3.97%	0.79%	1.23%	2.62%	4.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,627	$12,705	$16,780	$13,322	$15,194
Ratios to average net assets:
Net investment income (loss)	(1.84%)	(1.60%)	(2.33%)	(1.99%)	(2.79%)
Total expenses[d]	3.62%	3.50%	3.85%	3.52%	4.41%
Net expenses[e,f]	3.57%	3.45%	3.81%	3.39%	4.26%
Portfolio turnover rate	304%	302%	465%	432%	993%

40 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$23.04	$22.69	$22.23	$21.67	$20.58
Income (loss) from investment operations:
Net investment income (loss)[a]	(.25)	(.19)	(.36)	(.27)	(.43)
Net gain (loss) on investments (realized and unrealized)	1.36	.54	.82	.99	1.52
Total from investment operations	1.11	.35	.46	.72	1.09
Less distributions from:
Net investment income	(.19)	—	—	(.16)	—
Total distributions	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	— [b]
Net asset value, end of period	$23.96	$23.04	$22.69	$22.23	$21.67

Total Return[c]	4.77%	1.54%	2.02%	3.39%	5.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,411	$50,990	$66,818	$66,161	$44,421
Ratios to average net assets:
Net investment income (loss)	(1.09%)	(0.82%)	(1.59%)	(1.25%)	(2.08%)
Total expenses[d]	2.87%	2.75%	3.07%	2.78%	3.69%
Net expenses[e,f]	2.82%	2.71%	3.03%	2.65%	3.54%
Portfolio turnover rate	304%	302%	465%	433%	993%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 41

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Period Ended Dec. 31, 2010[g]
Per Share Data
Net asset value, beginning of period	$23.26	$22.84	$22.32	$21.71	$20.61
Income (loss) from investment operations:
Net investment income (loss)[a]	(.18)	(.13)	(.33)	(.22)	(.43)
Net gain (loss) on investments (realized and unrealized)	1.35	.55	.85	.99	1.53
Total from investment operations	1.17	.42	.52	.77	1.10
Less distributions from:
Net investment income	(.19)	—	—	(.16)	—
Total distributions	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	— [b]
Net asset value, end of period	$24.24	$23.26	$22.84	$22.32	$21.71

Total Return[c]	4.98%	1.84%	2.28%	3.61%	5.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,204	$25,435	$14,130	$807	$296
Ratios to average net assets:
Net investment income (loss)	(0.79%)	(0.54%)	(1.46%)	(0.99%)	(3.10%)
Total expenses[d]	2.67%	2.56%	3.05%	2.52%	5.13%
Net expenses[e,f]	2.62%	2.51%	3.01%	2.40%	4.98%
Portfolio turnover rate	304%	302%	465%	433%	993%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years or periods presented would be:

	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
A-Class	1.42%	1.40%	1.40%	1.41%	1.41%
C-Class	2.17%	2.15%	2.15%	2.15%	2.15%
H-Class	1.42%	1.40%	1.40%	1.41%	1.41%
Institutional Class	1.17%	1.15%	1.15%	1.16%	1.17%

[g]	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

42 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2014

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI“)TM Commodity Index (the “underlying index”).

For the one-year period ended December 31, 2014, the Fund’s H-Class returned -33.85%, compared with a return of -33.05% for its benchmark, the S&P GSCI.

Live Cattle, Coffee and Feeder Cattle were the components which contributed the most to the GSCI during the year.

Brent Crude, WTI Crude and Gas Oil were the components which detracted the most from the GSCI during the year.

Commodities were punished in 2014 by lower estimates of global growth, particularly in China, but also in Europe and Japan. The energy sector was the worst-performing sector, including about a 50% fall in oil prices, but precious metals, agricultural commodities and base metals also declined, though there were variations within each sector. Coffee and live cattle, for example, were strong performers, while sugar, hogs, silver and copper had a down year. Gold was only about 2% lower for the year.

The U.S. dollar’s rise also weighed on commodity prices, as the U.S. Dollar Index rose almost 13% for the year. Commodities are mostly denominated in U.S. dollars, so commodity prices typically move in the opposite direction from the dollar.

Derivatives in the Fund are used to help provide exposure to the composition of the benchmark in the most efficient manner, as well as to provide liquidity.

Performance displayed represents past performance which is no guarantee of future results.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	December 31, 2014

Holdings Diversification
(Market Exposure as % of Net Assets)

100%
80%
60%
40%
20%
0%
Goldman Sachs Commodity Index Futures Contracts
WTI Crude Futures Contracts
Other
Gas Oil Futures Contracts
Live Cattle Futures Contracts
Brent Crude Futures Contracts
Gasoline RBOB Futures Contracts
New York Harbor Ultra-Low Sulfur Diesel Futures Contracts
Energy
Agriculture
Industrial Metals
Livestock
Precious Metals
Commodities Strategy Fund (consolidated)
S&P GSCI

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	17.5%
Guggenheim Strategy Fund II	12.4%
Total	29.9%

“Largest Holdings” exclude any temporary cash or derivative investments.

44 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	December 31, 2014

Cumulative Fund Performance*

THE GUGGENHEIM FUNDS ANNUAL REPORT | 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	December 31, 2014

Average Annual Returns*
Periods Ended December 31, 2014

	1 Year	5 Year	Since Inception (05/25/05)
A-Class Shares	-33.89%	-8.58%	-8.09%
A-Class Shares with sales charge†	-37.01%	-9.47%	-8.55%
C-Class Shares	-34.31%	-9.24%	-8.76%
C-Class Shares with CDSC‡	-34.97%	-9.24%	-8.76%
H-Class Shares	-33.85%	-8.55%	-8.07%
S&P GSCI	-33.05%	-6.55%	-5.84%
S&P 500 Index	13.69%	15.45%	8.13%

*
The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P GSCI and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

46 | THE GUGGENHEIM FUNDS ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2014
COMMODITIES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 29.9%
Guggenheim Strategy Fund I	89,428	$2,221,398
Guggenheim Strategy Fund II	63,403	1,575,572
Total Mutual Funds
(Cost $3,800,275)		3,796,970

	Face Amount

REPURCHASE AGREEMENTS††,2 - 3.3%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	$276,060	276,060
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	149,140	149,140
Total Repurchase Agreements
(Cost $425,200)		425,200

Total Investments - 33.2%
(Cost $4,225,475)		$4,222,170
Other Assets & Liabilities, net - 66.8%		8,491,901
Total Net Assets - 100.0%		$12,714,071

	Contracts	Unrealized Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2015 Wheat Futures Contracts (Aggregate Value of Contracts $206,500)	7	$11,951
February 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $249,010)	4	2,945
February 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $233,528)	3	2,398
March 2015 Cocoa Futures Contracts (Aggregate Value of Contracts $29,190)	1	1,086
February 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $321,900)	6	1,040
March 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $31,425)	1	1,022
March 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $60,250)	2	924
March 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $876,900)	15	765
March 2015 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $108,900)	1	471
February 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $264,120)	4	(434)
February 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $97,290)	3	(591)
February 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $118,270)	1	(723)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 47

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2014
COMMODITIES STRATEGY FUND

	Contracts	Unrealized Loss

March 2015 Corn Futures Contracts (Aggregate Value of Contracts $198,625)	10	$(785)
February 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $53,957)	1	(851)
March 2015 Soybean Futures Contracts (Aggregate Value of Contracts $153,450)	3	(2,335)
February 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $46,126)	1	(3,337)
February 2015 LME Copper Futures Contracts (Aggregate Value of Contracts $157,229)	1	(4,591)
February 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $90,145)	1	(7,437)
February 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $137,145)	3	(8,471)
March 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $63,112)	1	(10,841)
February 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $175,200)	6	(10,998)
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $81,648)	5	(11,095)
February 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,237,860)	23	(99,169)
January 2015 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $7,867,500)	75	(413,353)
(Total Aggregate Value of Contracts $12,859,280)		$(522,409)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
2	Repurchase Agreements — See Note 5.

48 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
COMMODITIES STRATEGY FUND

December 31, 2014

Assets:
Investments, at value (cost $3,800,275)	$3,796,970
Repurchase agreements, at value (cost $425,200)	425,200
Total investments (cost $4,225,475)	4,222,170
Cash	8,997,567
Segregated cash with broker	1,378,480
Receivables:
Fund shares sold	57,390
Dividends	10,855
Total assets	14,666,462

Liabilities:
Due to broker	33,727
Payable for:
Securities purchased	1,310,872
Fund shares redeemed	468,430
Variation margin	108,454
Management fees	11,201
Distribution and service fees	4,545
Transfer agent and administrative fees	3,734
Portfolio accounting fees	1,494
Miscellaneous	9,934
Total liabilities	1,952,391
Net assets	$12,714,071

Net assets consist of:
Paid in capital	$35,944,596
Accumulated net investment loss	(2,770,217)
Accumulated net realized loss on investments	(19,904,594)
Net unrealized depreciation on investments	(555,714)
Net assets	$12,714,071

A-Class:
Net assets	$3,419,025
Capital shares outstanding	346,343
Net asset value per share	$9.87
Maximum offering price per share (Net asset value divided by 95.25%)	$10.36

C-Class:
Net assets	$1,135,441
Capital shares outstanding	124,101
Net asset value per share	$9.15

H-Class:
Net assets	$8,159,605
Capital shares outstanding	825,064
Net asset value per share	$9.89

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 49

CONSOLIDATED STATEMENT OF OPERATIONS
COMMODITIES STRATEGY FUND

Year Ended December 31, 2014

Investment Income:
Dividends	$103,634
Interest	1,547
Total investment income	105,181

Expenses:
Management fees	166,085
Transfer agent and administrative fees	49,804
Distribution and service fees:
A-Class	22,923
C-Class	18,105
H-Class	22,355
Portfolio accounting fees	19,921
Custodian fees	2,452
Trustees’ fees*	1,689
Miscellaneous	38,003
Total expenses	341,337
Less:
Expenses waived by Adviser	(16,141)
Net expenses	325,196
Net investment loss	(220,015)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(53,452)
Futures contracts	(6,325,844)
Net realized loss	(6,379,296)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,305)
Futures contracts	(632,267)
Net change in unrealized appreciation (depreciation)	(635,572)
Net realized and unrealized loss	(7,014,868)
Net decrease in net assets resulting from operations	$(7,234,883)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
COMMODITIES STRATEGY FUND

	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(220,015)	$(299,548)
Net realized loss on investments	(6,379,296)	(110,735)
Net change in unrealized appreciation (depreciation) on investments	(635,572)	(306,080)
Net decrease in net assets resulting from operations	(7,234,883)	(716,363)

Capital share transactions:
Proceeds from sale of shares
A-Class	22,549,472	10,078,236
C-Class	260,844	409,772
H-Class	85,991,591	60,099,288
Cost of shares redeemed
A-Class	(19,190,403)	(13,684,423)
C-Class	(444,139)	(930,045)
H-Class	(85,196,491)	(71,364,280)
Net increase (decrease) from capital share transactions	3,970,874	(15,391,452)
Net decrease in net assets	(3,264,009)	(16,107,815)

Net assets:
Beginning of year	15,978,080	32,085,895
End of year	$12,714,071	$15,978,080
Accumulated net investment loss at end of year	$(2,770,217)	$(2,770,217)

Capital share activity:
Shares sold
A-Class	1,645,908	643,669
C-Class	19,526	28,929
H-Class	6,272,794	3,961,097
Shares redeemed
A-Class	(1,432,812)	(887,399)
C-Class	(35,150)	(66,086)
H-Class	(6,253,169)	(4,683,246)
Net increase (decrease) in shares	217,097	(1,003,036)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 51

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$14.93	$15.49	$16.18	$17.33	$16.39
Income (loss) from investment operations:
Net investment income (loss)[a]	(.15)	(.23)	(.23)	(.26)	(.22)
Net gain (loss) on investments (realized and unrealized)	(4.91)	(.33)	(.05)	(.36)	1.16
Total from investment operations	(5.06)	(.56)	(.28)	(.62)	.94
Less distributions from:
Net investment income	—	—	(.41)	(.53)	—
Total distributions	—	—	(.41)	(.53)	—
Redemption fees collected	—	—	—	—	— [b]
Net asset value, end of period4	$9.87	$14.93	$15.49	$16.18	$17.33

Total Return[c]	(33.89%)	(3.62%)	(1.63%)	(3.61%)	5.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,419	$1,990	$5,840	$5,223	$7,192
Ratios to average net assets:
Net investment income (loss)	(1.03%)	(1.50%)	(1.40%)	(1.47%)	(4.22%)
Total expenses[d]	1.64%	1.63%	1.59%	1.66%	1.65%
Net expenses[e]	1.56%	1.53%	1.49%	1.55%	1.56%
Portfolio turnover rate	238%	—	—	—	200%

52 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$13.93	$14.56	$15.34	$16.58	$15.80
Income (loss) from investment operations:
Net investment income (loss)[a]	(.23)	(.32)	(.33)	(.37)	(.32)
Net gain (loss) on investments (realized and unrealized)	(4.55)	(.31)	(.04)	(.34)	1.10
Total from investment operations	(4.78)	(.63)	(.37)	(.71)	.78
Less distributions from:
Net investment income	—	—	(.41)	(.53)	—
Total distributions	—	—	(.41)	(.53)	—
Redemption fees collected	—	—	—	—	— [b]
Net asset value, end of period	$9.15	$13.93	$14.56	$15.34	$16.58

Total Return[c]	(34.31%)	(4.33%)	(2.38%)	(4.32%)	4.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,135	$1,947	$2,575	$3,558	$4,857
Ratios to average net assets:
Net investment income (loss)	(1.77%)	(2.25%)	(2.15%)	(2.22%)	(2.17%)
Total expenses[d]	2.39%	2.39%	2.34%	2.41%	2.39%
Net expenses[e]	2.32%	2.28%	2.24%	2.30%	2.30%
Portfolio turnover rate	238%	—	—	—	200%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 53

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$14.95	$15.50	$16.18	$17.33	$16.39
Income (loss) from investment operations:
Net investment income (loss)[a]	(.15)	(.23)	(.23)	(.27)	(.22)
Net gain (loss) on investments (realized and unrealized)	(4.91)	(.32)	(.04)	(.35)	1.16
Total from investment operations	(5.06)	(.55)	(.27)	(.62)	.94
Less distributions from:
Net investment income	—	—	(.41)	(.53)	—
Total distributions	—	—	(.41)	(.53)	—
Redemption fees collected	—	—	—	—	— [b]
Net asset value, end of period	$9.89	$14.95	$15.50	$16.18	$17.33

Total Return[c]	(33.85%)	(3.55%)	(1.57%)	(3.67%)	5.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,160	$12,042	$23,671	$14,982	$32,290
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.50%)	(1.40%)	(1.47%)	(1.42%)
Total expenses[d]	1.65%	1.63%	1.60%	1.66%	1.65%
Net expenses[e]	1.57%	1.53%	1.49%	1.56%	1.56%
Portfolio turnover rate	238%	—	—	—	200%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

54 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At December 31, 2014, the Trust consisted of fifty-two funds.

This report covers the Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”). Only A-Class, C-Class, H-Class and Institutional Class had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Funds includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2014	% of Net Asset of the Fund at December 31, 2014
Multi-Hedge Strategies Fund	09/18/09	$6,343,003	6.4%
Commodities Strategy Fund	09/08/09	1,661,025	13.1%

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness.

56 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and options thereupon, and other derivative investments, such factors include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

58 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds

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enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

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A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The Funds’ use of derivative instruments provides leveraged exposure. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds and each Subsidiary pay GI investment advisory fees calculated at their annualized rates below, based on their average daily net assets:

Fund	Management Fees (as a % of Net Assets)
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

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GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination.

RFS provides transfer agent and administrative services to the Commodities Strategy Fund for fees calculated at the annualized rate of 0.25% based on the average daily net assets of the Fund.

RFS also provides accounting services to the Commodities Strategy Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except distribution and service fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect, if any, for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended December 31, 2014, the Multi-Hedge Strategies Fund waived $41,279 related to investments in affiliated Funds.

For the year ended December 31, 2014, GFD retained sales charges of $342,892 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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The following table summarizes the inputs used to value the Funds’ investments at December 31, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Multi-Hedge Strategies Fund	$74,726,761	$1,191,728	$20,098,222	$801,177	$—	$96,817,888
Commodities Strategy Fund	3,796,970	22,602	425,200	—	—	4,244,772

Liabilities
Multi-Hedge Strategies Fund	$49,602,029	$112,263	$—	$22,302	$—	$49,736,594
Commodities Strategy Fund	—	575,011	—	—	—	575,011

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the year ended December 31, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

At December 31, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 01/02/15	$452,412,764	$452,413,267	02/15/26 - 11/15/42	$944,521,100	$461,461,094

RBC Capital Markets			U.S. TIP Note
0.03%			0.63%
Due 01/02/15	244,412,764	244,413,171	07/15/21	232,332,200	249,301,020

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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At December 31, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Multi-Hedge Strategies Fund	$192,994	$199,600

Cash collateral received was invested in the following joint repurchase agreements at December 31, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.06%			0.00%
Due 01/02/15	$124,751	$124,751	11/15/19 - 07/15/37	$126,886	$82,596
			Federal Farm Credit Bank
			0.34% - 2.22%
			01/14/16 - 01/17/23	44,749	44,651

BNP Paribas Securities Corp.			U.S. Treasury Note
0.06%			1.25%
Due 01/02/15	50,420	50,420	04/30/19	51,998	51,428

Barclays Capital, Inc.			U.S. Treasury Note
0.05%			1.63%
Due 01/02/15	23,911	23,911	12/31/19	24,458	24,389

There is also $519 in segregated cash held as collateral.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
Multi-Hedge Strategies Fund			x	x	x
Commodities Strategy Fund	x	x

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund's Net Assets on a daily basis
Fund	Long	Short
Multi-Hedge Strategies Fund	140%	100%
Commodities Strategy Fund	105%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at December 31, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Swaps Credit Default Contracts	Total Value at December 31, 2014
Multi-Hedge Strategies Fund	$373,394	$237,128	$70,007	$785,707	$526,669	$60,876	$2,053,781
Commodities Strategy Fund	—	—	—	—	22,602	—	22,602

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Swaps Credit Default Contracts	Total Value at December 31, 2014
Multi-Hedge Strategies Fund	$57,499	$—	$482	$528	$76,056	$—	$134,565
Commodities Strategy Fund	—	—	—	—	575,011	—	575,011

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the year ended December 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the year ended December 31, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Swaps Credit Default Contracts	Total
Multi-Hedge Strategies Fund	$(436,919)	$721,305	$502,075	$1,247,670	$2,153,406	$(16,527)	$4,171,010
Commodities Strategy Fund	—	—	—	—	(6,325,844)	—	(6,325,844)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Swaps Credit Default Contracts	Total
Multi-Hedge Strategies Fund	$49,387	$(81,632)	$(238,543)	$1,027,919	$(109,224)	$60,876	$708,783
Commodities Strategy Fund	—	—	—	—	(632,267)	—	(632,267)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$237,128	$—	$237,128	$—	$—	$237,128

[1]	Exchange traded futures and centrally cleared swaps are excluded from these reported amounts.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Each Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2014, the following capital loss carryforward amounts expired or were used:

Fund	Amount
Multi-Hedge Strategies Fund	$2,794,444

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Multi-Hedge Strategies Fund	$800,775	$—	$800,775
Commodities Strategy Fund	—	—	—

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Multi-Hedge Strategies Fund	$—	$—	$—
Commodities Strategy Fund	—	—	—

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax character of distributable earnings/(accumulated losses) at December 31, 2014 was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation/ Depreciation	Capital Loss Carryforward	Other Temporary Difference
Multi-Hedge Strategies Fund	$—	$—	$1,339,243	$(43,960,867)	$(153,042)
Commodities Strategy Fund	—	—	(3,341,975)	(19,888,550)	—

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For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of December 31, 2014, capital loss carryforwards for the Funds were as follows:

					Unlimited
Fund	Expires in 2015	Expires in 2016	Expires in 2017	Expires in 2018	Short-Term	Long-Term	Total Capital Loss Carryforward
Multi-Hedge Strategies Fund	$(1,014,562)	$(33,671,475)	$(8,823,539)	$(219,647)	$(53,744)	$(177,900)	$(43,960,867	)*
Commodities Strategy Fund	—	—	(19,850,783)	—	(37,408)	(359)	(19,888,550)

*
In accordance with section 382 of the Internal Revenue Code, a portion of certain fund losses are subject to an annual limitation. Note, this annual limitation is generally applicable to all of the capital loss carryforwards shown with respect to each Fund.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to mark-market of futures contracts and foreign currency gains and losses. Additional differences may result from the tax treatment of net investment losses and expired capital loss carryforwards. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent book/tax differences:

Fund	Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Multi-Hedge Strategies Fund	$1,712,666	$416,753	$(2,129,419)
Commodities Strategy Fund	(6,545,859)	220,015	6,325,844

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

At December 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Multi-Hedge Strategies Fund	$90,372,915	$4,936,392	$(2,143,772)	$2,792,620
Commodities Strategy Fund	7,011,736	—	(2,789,566)	(2,789,566)

10. Securities Transactions

For the year ended December 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Multi-Hedge Strategies Fund	$84,229,257	$69,113,803
Commodities Strategy Fund	19,603,727	15,750,000

11. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

12. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any,

74 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the year ended December 31, 2014. The Funds did not have any borrowings under this agreement at December 31, 2014, and did not participate in borrowing during the year.

13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument took place on November 5, 2014. The Court has not yet issued a decision on the appeals.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 75

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will held an oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. Discovery shall commence in the near future.

76 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Rydex Series Funds:

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Guggenheim Multi-Hedge Strategies Fund and Rydex Commodities Strategy Fund (two of the series constituting the Rydex Series Funds) (the “Funds”) as of December 31, 2014, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the above listed Funds (two of the series constituting the Rydex Series Funds) at December 31, 2014, the consolidated results of their operations for the year then ended, the consolidated changes in their net assets for each of the two years in the period then ended, and their consolidated financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
February 26, 2015

78 | THE GUGGENHEIM FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 79

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	222	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (4) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)
Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

82 | THE GUGGENHEIM FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 83

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

84 | THE GUGGENHEIM FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 85

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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12.31.2014

Guggenheim Funds Annual Report

Guggenheim Alternative Fund
Guggenheim Managed Futures Strategy Fund

RMFSF-ANN-1214x1215	guggenheiminvestments.com

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
MANAGED FUTURES STRATEGY FUND	10
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	28
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47
OTHER INFORMATION	48
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	49
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	53

THE GUGGENHEIM FUNDS ANNUAL REPORT | 1

December 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for the Managed Futures Strategy Fund (the ”Fund”) that is part of the Rydex Series Funds. This report covers performance of the Fund for the annual period ended December 31, 2014.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for the Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
January 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

2 | THE GUGGENHEIM FUNDS ANNUAL REPORT

December 31, 2014

The Managed Futures Strategy Fund may not be suitable for all investors. •The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money. • The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. • The Fund’s use of leverage will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. •The Fund's use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. Theoretically, securities sold short have the risk of unlimited losses. •The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors. In general, bond prices rise when interest rates fall and vice versa. • The Fund‘s exposure to high yield, asset backed and mortgaged backed securities may subject the Fund to greater volatility. •The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. •The Fund's exposure to the commodity markets may subject the fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. •The Fund may invest in securities of foreign companies directly, or indirectly through the use of other investment companies and financial instruments that are linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. •This Fund is considered nondiversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. •See the prospectus for more information on these and other risks.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	December 31, 2014

The U.S. economy continued to grow throughout the 12 months ended December 31, 2014, despite some seasonal volatility in September and October that caused spreads in leveraged credit to widen and upward momentum in U.S. stocks to deteriorate. By the end of October, the spread widening had reversed and equities regained their footing, with some key indices shooting to new highs. Markets similarly overcame a weather-related winter soft patch in the first quarter of 2014. The benchmark U.S. 10-year Treasury rate declined from 3.03% to 2.17% over the period, a positive stimulant to continued economic expansion.

U.S. growth appears to have decoupled from the rest of the world. The third quarter’s 5% U.S. gross domestic product (GDP) growth—the fastest pace in 11 years—signals that the U.S. economy is doing very well. Deeming growth sustainable, the U.S. Federal Reserve (the “Fed”) formally ended its quantitative easing (QE) program in October, and all eyes are now on economic data—primarily inflation and employment figures—that would prompt the Fed to raise rates in 2015. Slowing global growth has translated into expectations of weaker demand for oil in an already oversupplied market, which contributed to oil’s 49% decline in the second half of the year, with West Texas Intermediate ending the year at a five-year low of $53 a barrel.

The bright side to declining energy prices is that it leaves more money for consumers to spend on other goods. Data are already confirming this, as American consumer confidence reached new post-recession highs, and fourth quarter retail spending posted solid gains. Overall, this should be positive for consumer-related companies with primarily domestic operations.

The U.S. added 246,000 jobs per month on average in 2014. Employment levels are transitioning from the recovery phase to the expansion phase, which typically coincides with accelerating economic activity. The downward trend in labor force participation has begun to flatten and, as fewer people leave the workforce, the rapid decline in the nation’s unemployment rate could begin to slow. Until unemployment falls below the natural rate of unemployment, it’s unlikely that the U.S. economy will experience the kind of meaningful wage pressure that would spur action by the Fed. An improving labor market, subdued mortgage rates, and tight housing inventory all point to a rebound in the housing market.

The battle against deflation in Europe forced the European Central Bank (ECB) to announce its own form of QE via purchases of asset-backed securities (ABS) and covered bonds. The consensus appears to be that in its current form, the program is insufficient to avert a slowdown. The next step for the ECB may be to buy sovereign bonds, which the ECB will decide on in the coming months. The only notable positive for Europe over the past year has been the devaluation of

4 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	December 31, 2014

the euro, which fell by 13% against the U.S. dollar between May and December. A weaker euro makes exports more competitive, but still will not be enough to boost inflation in the region.

While markets were already anxious over Europe’s struggles and the potential impact of a stronger dollar on U.S. company earnings, Japan relapsed into recession. This drove the Bank of Japan to announce it would expand its asset purchase program in 2015. China also faces slowing growth as financing costs remain high for smaller companies, forcing the People’s Bank of China (PBOC) to cut benchmark interest rates for the first time since July 2012.

From an investment standpoint, U.S. assets continue to look attractive. With global central banks easing or engaging in their form of QE, global yields remain anchored and are driving investors into U.S. markets. But we are wary of the potential for a setback in U.S. equities as certain factors, such as oil prices and currency fluctuations, drive markets to aggressively discount valuations for some sectors more than others.

For the year ended December 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 13.69%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -4.90%. The return of the MSCI Emerging Markets Index* was -2.19%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.97% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.45%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.04% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 5

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	December 31, 2014

Bank of America (“BofA“) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500®Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

6 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2014 and ending December 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

8 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value June 30, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Managed Futures Strategy Fund
A-Class	1.69%	12.55%	$1,000.00	$1,125.50	$9.05
C-Class	2.44%	12.09%	1,000.00	1,120.90	13.04
H-Class	1.69%	12.50%	1,000.00	1,125.00	9.05
Institutional Class	1.46%	12.64%	1,000.00	1,126.40	7.83
Y-Class	1.45%	12.66%	1,000.00	1,126.60	7.77

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	1.69%	5.00%	$1,000.00	$1,016.69	$8.59
C-Class	2.44%	5.00%	1,000.00	1,012.91	12.38
H-Class	1.69%	5.00%	1,000.00	1,016.69	8.59
Institutional Class	1.46%	5.00%	1,000.00	1,017.85	7.43
Y-Class	1.45%	5.00%	1,000.00	1,017.90	7.37

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period June 30, 2014 to December 31, 2014.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2014

MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to achieve absolute returns.

For the one-year period ended December 31, 2014, the Managed Futures Strategy Fund H-Class returned 10.06%. The Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index, the Fund’s cash benchmark, returned 0.04%.

As a result of market turbulence and trend reversals at the beginning of 2014, the Fund experienced negative performance in the first quarter of the year. The remaining three quarters of 2014, however, were all positive, and the Fund finished 2014 with a double-digit return.

Throughout 2014, the best performing asset class was fixed income, particularly long positions in European bond futures. Positions in commodity and foreign exchange futures contributed positively to Fund returns on the year, while equities broke even. The individual markets that contributed most strongly to the Fund’s return were positions in Gas Oil, the German Government 10-Year Bond, and the Japanese Yen. Among the markets that most detracted from the Fund’s return were positions in the Australian dollar, West Texas Intermediate Crude, and the Hang Seng China Enterprises Stock Index.

The Fund is comprised of several proprietary strategies which systematically exploit inefficiencies occurring within and between markets and trade commodity, currency, equity and fixed income markets around the globe. These strategies enabled the fund to achieve its objective of positive absolute returns for the year.

The Fund takes advantage of Guggenheim’s fixed income expertise in managing the Fund’s cash positions primarily through the use of the Guggenheim Strategy Funds.

At year end, the fund was long fixed income, long the U.S. dollar, and long most equity index markets with a few short positions. The fund was short most commodities, with notable exceptions being long gold, long soybeans, and long live cattle.

Performance displayed represents past performance which is no guarantee of future results.

10 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	December 31, 2014

Consolidated Holdings Diversification
(Market Exposure as % of Net Assets)

500%
400%
300%
200%
100%
0%
-100%
Collateralized Mortgage Obligations
Asset Backed Securities
Commodity Futures Contracts
Interest Rate Futures Contracts
Equity Futures Contracts
Exchange-Traded Funds
Commodity Futures Contracts
Currency Futures Contracts
Equity Futures Contracts

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds.

Inception Dates:
A-Class	March 2, 2007
C-Class	March 2, 2007
H-Class	March 2, 2007
Institutional Class	May 3, 2010
Y-Class	March 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	24.4%
Guggenheim Strategy Fund I	23.7%
Guggenheim Strategy Fund III	17.0%
Guggenheim Enhanced Short Duration ETF	2.2%
Brentwood CLO Corp. 2006-1A	1.6%
Morgan Stanley Reremic Trust 2012-IO	1.4%
Duane Street CLO IV Ltd. 2007-4A	1.4%
Boca Hotel Portfolio Trust 2013-BOCA	1.2%
Hilton USA Trust 2013-HLF	1.1%
Salus CLO 2012-1 Ltd. 2013-1AN	1.1%
Top Ten Total	75.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 11

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	December 31, 2014

Cumulative Fund Performance*

12 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	December 31, 2014

Average Annual Returns*
Periods Ended December 31, 2014

	1 Year	5 Year	Since Inception (03/02/07)
A-Class Shares	10.06%	-1.88%	0.15%
A-Class Shares with sales charge†	4.86%	-2.84%	-0.47%
C-Class Shares	9.22%	-2.62%	-0.59%
C-Class Shares with CDSC‡	8.22%	-2.62%	-0.59%
H-Class Shares	10.06%	-1.88%	0.15%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.04%	0.09%	0.87%

	1 Year	Since Inception (05/03/10)
Institutional Class Shares	10.28%	-0.77%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.04%	0.09%

	1 Year	Since Inception (03/29/10)
Y-Class Shares	10.40%	-0.84%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.04%	0.09%

*
The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares, Institutional Class shares and Y-Class shares will vary due to difference in fee structure.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2014
MANAGED FUTURES STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 2.2%
Guggenheim Enhanced Short Duration ETF1,2	108,400	$5,411,328
Total Exchange-Traded Funds
(Cost $5,429,550)		5,411,328

MUTUAL FUNDS† - 65.1%
Guggenheim Strategy Fund II3	2,392,744	59,459,690
Guggenheim Strategy Fund I3	2,329,788	57,871,940
Guggenheim Strategy Fund III3	1,674,717	41,599,972
Total Mutual Funds
(Cost $159,637,177)		158,931,602

	Face Amount

ASSET BACKED SECURITIES†† - 9.3%
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/224,5	$3,890,319	3,831,575
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/214,5	3,437,087	3,407,872
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/214,5	2,700,000	2,692,440
N-Star REL CDO VIII Ltd.
2006-8A, 0.46% due 02/01/414,5	2,734,024	2,632,865
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.51% due 11/25/354	2,535,507	2,435,755
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/304	1,920,927	1,812,089
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/214,5	1,481,788	1,470,082
Black Diamond CLO Delaware Corp.
2005-1A, 2.15% due 06/20/174,5	1,500,000	1,456,350
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.60% due 06/25/354	1,479,297	1,424,782
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/214,5	842,115	834,705
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/234,5	500,000	492,550
Gleneagles CLO Ltd.
2005-1A, 0.51% due 11/01/174,5	108,406	108,179
Total Asset Backed Securities
(Cost $22,213,665)		22,599,244

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.3%
Morgan Stanley Reremic Trust
2012-IO, 1.00% due 03/27/515	3,504,436	3,486,914
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/264,5	2,950,000	2,948,212
Hilton USA Trust
2013-HLF, 2.92% due 11/05/304,5	2,710,029	2,710,170
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.13% due 09/10/474,5	1,492,600	1,514,986
Resource Capital Corporation Ltd.
2013-CRE1, 3.01% due 12/15/284,5	1,000,000	1,004,510

14 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MANAGED FUTURES STRATEGY FUND

	Face Amount	Value

Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.24% due 06/15/204,5	$791,159	$789,323
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/464,5	344,426	328,066
Total Collateralized Mortgage Obligations
(Cost $12,778,877)		12,782,181

REPURCHASE AGREEMENTS††,6 - 10.7%
HSBC Group issued 12/31/14 at 0.02% due 01/02/15	17,009,507	17,009,507
RBC Capital Markets issued 12/31/14 at 0.03% due 01/02/15	9,189,265	9,189,265
Total Repurchase Agreements
(Cost $26,198,772)		26,198,772

SECURITIES LENDING COLLATERAL††,7 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/14 at 0.06% due 01/02/15	184,876	184,876
BNP Paribas Securities Corp. issued 12/31/14 at 0.06% due 01/02/15	74,721	74,721
Barclays Capital, Inc. issued 12/31/14 at 0.05% due 01/02/15	35,434	35,434
Total Securities Lending Collateral
(Cost $295,031)		295,031

Total Investments - 92.7%
(Cost $226,553,072)		$226,218,158
Other Assets & Liabilities, net - 7.3%		17,850,922
Total Net Assets - 100.0%		$244,069,080

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $81,139,832)	430	$1,441,907
March 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $167,914,612)	1,064	1,052,730
March 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $36,703,000)	254	958,679
March 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $15,686,875)	95	544,101
March 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $111,075,022)	90	519,061
March 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $29,196,375)	279	274,788
March 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $325,092,031)	2,418	238,253
March 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $17,393,579)	146	234,570
March 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $6,891,326)	37	158,230

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

March 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $44,434,219)	489	$138,641
March 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $2,153,688)	17	5,138
March 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $21,396,094)	180	(15,778)
(Total Aggregate Value of Contracts $859,076,653)		$5,550,320

EQUITY FUTURES CONTRACTS PURCHASED†
January 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $10,672,681)	105	$515,002
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $19,186,200)	187	261,367
January 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $4,466,148)	58	170,160
March 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $3,694,660)	34	139,179
March 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $13,765,500)	95	100,863
January 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $7,564,167)	221	41,719
March 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $14,646,225)	165	36,646
January 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $1,720,527)	14	30,324
March 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $5,326,692)	53	(6,758)
March 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $6,727,787)	58	(114,701)
March 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $6,464,599)	45	(120,460)
March 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $15,239,700)	180	(169,783)
(Total Aggregate Value of Contracts $109,474,886)		$883,558

COMMODITY FUTURES CONTRACTS PURCHASED†
February 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $2,956,750)	25	$47,388
March 2015 Wheat Futures Contracts (Aggregate Value of Contracts $2,478,000)	84	14,092

16 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2014
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

February 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $1,133,087)	21	$(9,991)
February 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $538,200)	10	(18,973)
March 2015 Soybean Futures Contracts (Aggregate Value of Contracts $3,069,000)	60	(54,095)
March 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $946,687)	15	(78,011)
February 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $15,318,960)	232	(411,032)
(Total Aggregate Value of Contracts $26,440,684)		$(510,622)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $11,757,312)	720	$1,393,836
February 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $12,661,400)	236	1,288,343
March 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $6,547,520)	112	748,636
February 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,270,400)	112	692,862
February 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $6,537,245)	143	233,837
March 2015 Copper Futures Contracts (Aggregate Value of Contracts $3,955,000)	56	118,317
February 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $3,048,420)	94	94,043
March 2015 Silver Futures Contracts (Aggregate Value of Contracts $2,745,750)	35	66,345
March 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $3,268,200)	104	65,748
February 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $1,712,542)	22	31,221
March 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $3,675,250)	122	16,448
February 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $901,445)	10	12,098
February 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $553,515)	12	9,348
February 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $124,505)	2	(2,266)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2014
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

March 2015 Corn Futures Contracts (Aggregate Value of Contracts $1,469,825)	74	$(12,480)
(Total Aggregate Value of Contracts $62,228,329)		$4,756,336

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $17,859,300)	118	$272,747
March 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $7,428,100)	59	172,984
March 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $12,889,500)	150	141,801
March 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $32,058,475)	307	67,987
March 2015 British Pound Futures Contracts (Aggregate Value of Contracts $7,884,844)	81	(4,851)
March 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $2,192,940)	27	(7,592)
(Total Aggregate Value of Contracts $80,313,159)		$643,076

EQUITY FUTURES CONTRACTS SOLD SHORT†
January 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $2,582,165)	17	$12,716
March 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $1,173,097)	4	12,281
March 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,603,900)	30	(60,247)
January 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $4,193,923)	82	(109,798)
(Total Aggregate Value of Contracts $11,553,085)		$(145,048)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 10.
2	All or portion of this security is on loan at December 31, 2014 — See Note 6.
3	Affiliated issuer — See Note 10.
4	Variable rate security. Rate indicated is rate effective at December 31, 2014.
5	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $29,708,799 (cost $29,536,168), or 12.2% of total net assets.
6	Repurchase Agreements — See Note 5.
7	Securities lending collateral — See Note 6.

18 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MANAGED FUTURES STRATEGY FUND

December 31, 2014

Assets:
Investments in unaffiliated issuers, at value – including $289,536 of securities loaned (cost $40,422,092)	$40,792,753
Investments in affiliated issuers, at value (cost $159,637,177)	158,931,602
Repurchase agreements, at value (cost $26,493,803)	26,493,803
Total investments (cost $226,553,072)	226,218,158
Foreign currency, at value (cost $1,219,939)	1,216,895
Segregated cash with broker	19,450,357
Receivables:
Fund shares sold	549,675
Dividends	239,721
Variation margin	129,797
Interest	41,735
Securities lending income	2,193
Total assets	247,848,531

Liabilities:
Overdraft due to custodian bank	1,253,265
Due to broker	376,180
Payable for:
Fund shares redeemed	1,155,886
Upon return of securities loaned	295,800
Securities purchased	228,873
Management fees	182,872
Distribution and service fees	63,962
Transfer agent and administrative fees	51,194
Portfolio accounting fees	20,489
Miscellaneous	150,930
Total liabilities	3,779,451
Net assets	$244,069,080

Net assets consist of:
Paid in capital	$310,669,709
Accumulated net investment loss	(4,994,427)
Accumulated net realized loss on investments	(72,446,030)
Net unrealized appreciation on investments	10,839,828
Net assets	$244,069,080

A-Class:
Net assets	$27,514,331
Capital shares outstanding	1,140,943
Net asset value per share	$24.12
Maximum offering price per share (Net asset value divided by 95.25%)	$25.32

C-Class:
Net assets	$24,065,628
Capital shares outstanding	1,059,604
Net asset value per share	$22.71

H-Class:
Net assets	$180,871,629
Capital shares outstanding	7,501,127
Net asset value per share	$24.11

Institutional Class:
Net assets	$11,006,709
Capital shares outstanding	450,898
Net asset value per share	$24.41

Y-Class:
Net assets	$610,783
Capital shares outstanding	24,965
Net asset value per share	$24.47

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 19

CONSOLIDATED STATEMENT OF OPERATIONS
MANAGED FUTURES STRATEGY FUND

Year Ended December 31, 2014

Investment Income:
Interest	$2,232,224
Dividends from securities of affiliated issuers	1,545,930
Dividends from securities of unaffiliated issuers	475,157
Income from securities lending, net	23,022
Total investment income	4,276,333

Expenses:
Management fees	2,384,285
Transfer agent and administrative fees:
A-Class	131,290
C-Class	61,471
H-Class	417,851
Institutional Class	13,745
Y-Class	2,585
Distribution and service fees:
A-Class	131,289
C-Class	245,884
H-Class	417,850
Portfolio accounting fees	249,199
Registration fees	235,195
Custodian fees	30,122
Trustees’ fees*	26,669
Line of credit interest expense	81
Miscellaneous	199,940
Total expenses	4,547,456
Less:
Expenses waived by Adviser	(165,713)
Net expenses	4,381,743
Net investment loss	(105,410)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$427,477
Investments in affiliated issuers	(114,870)
Futures contracts	27,070,090
Foreign currency	(50,362)
Net realized gain	27,332,335
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(371,379)
Investments in affiliated issuers	(705,575)
Futures contracts	(5,733,548)
Foreign currency	1,046
Net change in unrealized appreciation (depreciation)	(6,809,456)
Net realized and unrealized gain	20,522,879
Net increase in net assets resulting from operations	$20,417,469

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MANAGED FUTURES STRATEGY FUND

	Year Ended December 31, 2014	Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(105,410)	$(4,739,010)
Net realized gain on investments and foreign currency	27,332,335	22,680,010
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,809,456)	(1,032,281)
Net increase in net assets resulting from operations	20,417,469	16,908,719

Distributions to shareholders from:
Net investment income
A-Class	(313,785)	—
C-Class	(299,361)	—
H-Class	(2,130,001)	—
Institutional Class	(125,944)	—
Y-Class	(7,829)	—
Total distributions to shareholders	(2,876,920)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	8,716,439	20,047,163
C-Class	3,028,191	2,300,319
H-Class	60,160,173	76,683,285
Institutional Class	10,474,033	6,003,352
Y-Class	20,000	574,534
Distributions reinvested
A-Class	276,172	—
C-Class	289,334	—
H-Class	2,043,559	—
Institutional Class	124,839	—
Y-Class	3,281	—
Cost of shares redeemed
A-Class	(60,395,444)	(93,084,788)
C-Class	(10,427,970)	(23,140,295)
H-Class	(85,798,345)	(396,805,134)
Institutional Class	(3,000,585)	(49,563,256)
Y-Class	(2,411,478)	(99,821,495)
Net decrease from capital share transactions	(76,897,801)	(556,806,315)
Net decrease in net assets	(59,357,252)	(539,897,596)

Net assets:
Beginning of year	303,426,332	843,323,928
End of year	$244,069,080	$303,426,332
Accumulated net investment loss at end of year	$(4,994,427)	$(1,952,195)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 21

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MANAGED FUTURES STRATEGY FUND

	Year Ended December 31, 2014	Year Ended December 31, 2013
Capital share activity:
Shares sold
A-Class	395,808	936,557
C-Class	144,551	112,657
H-Class	2,724,699	3,578,841
Institutional Class	468,393	277,573
Y-Class	895	26,784
Shares issued from reinvestment of distributions
A-Class	11,848	—
C-Class	13,175	—
H-Class	87,665	—
Institutional Class	5,292	—
Y-Class	139	—
Shares redeemed
A-Class	(2,738,853)	(4,339,454)
C-Class	(506,997)	(1,134,434)
H-Class	(3,952,748)	(18,541,767)
Institutional Class	(132,954)	(2,304,762)
Y-Class	(111,163)	(4,618,693)
Net decrease in shares	(3,590,250)	(26,006,698)

22 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$22.15	$21.23	$23.95	$25.78	$26.81
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	(.19)	(.39)	(.44)	(.41)
Net gain (loss) on investments (realized and unrealized)	2.23	1.11	(2.33)	(1.39)	(.62)
Total from investment operations	2.25	.92	(2.72)	(1.83)	(1.03)
Less distributions from:
Net investment income	(.28)	—	—	—	—
Total distributions	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	— [c]
Net asset value, end of period	$24.12	$22.15	$21.23	$23.95	$25.78

Total Return[d]	10.06%	4.33%	(11.32%)	(7.14%)	(3.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,514	$76,900	$145,950	$733,469	$657,317
Ratios to average net assets:
Net investment income (loss)	0.07%	(0.89%)	(1.71%)	(1.76%)	(1.66%)
Total expenses[e]	1.74%	1.74%	1.96%	2.05%	2.04%
Net expenses[f]	1.68%	1.67%	1.89%	1.97%	1.97%
Portfolio turnover rate	83%	102%	172%	72%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 23

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$21.04	$20.31	$23.09	$25.04	$26.24
Income (loss) from investment operations:
Net investment income (loss)[a]	(.15)	(.33)	(.53)	(.61)	(.59)
Net gain (loss) on investments (realized and unrealized)	2.10	1.06	(2.25)	(1.34)	(.61)
Total from investment operations	1.95	.73	(2.78)	(1.95)	(1.20)
Less distributions from:
Net investment income	(.28)	—	—	—	—
Total distributions	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	— [c]
Net asset value, end of period	$22.71	$21.04	$20.31	$23.09	$25.04

Total Return[d]	9.22%	3.59%	(12.04%)	(7.79%)	(4.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,066	$29,637	$49,378	$96,647	$158,628
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(1.63%)	(2.45%)	(2.50%)	(2.41%)
Total expenses[e]	2.50%	2.48%	2.70%	2.80%	2.79%
Net expenses[f]	2.43%	2.42%	2.64%	2.72%	2.72%
Portfolio turnover rate	83%	102%	172%	72%	148%

24 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$22.15	$21.23	$23.95	$25.78	$26.81
Income (loss) from investment operations:
Net investment income (loss)[a]	— [b]	(.20)	(.38)	(.44)	(.42)
Net gain (loss) on investments (realized and unrealized)	2.24	1.12	(2.34)	(1.39)	(.61)
Total from investment operations	2.24	.92	(2.72)	(1.83)	(1.03)
Less distributions from:
Net investment income	(.28)	—	—	—	—
Total distributions	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	— [c]
Net asset value, end of period	$24.11	$22.15	$21.23	$23.95	$25.78

Total Return[d]	10.06%	4.33%	(11.32%)	(7.14%)	(3.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$180,872	$191,400	$501,109	$1,059,988	$1,199,718
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.94%)	(1.70%)	(1.75%)	(1.66%)
Total expenses[e]	1.75%	1.75%	1.95%	2.05%	2.04%
Net expenses[f]	1.68%	1.68%	1.89%	1.97%	1.97%
Portfolio turnover rate	83%	102%	172%	72%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 25

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Period Ended Dec. 31, 2010[g]
Per Share Data
Net asset value, beginning of period	$22.36	$21.38	$24.06	$25.84	$25.58
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	(.19)	(.33)	(.38)	(.23)
Net gain (loss) on investments (realized and unrealized)	2.28	1.17	(2.35)	(1.40)	.49
Total from investment operations	2.33	.98	(2.68)	(1.78)	.26
Less distributions from:
Net investment income	(.28)	—	—	—	—
Total distributions	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	— [c]
Net asset value, end of period	$24.41	$22.36	$21.38	$24.06	$25.84

Total Return[d]	10.28%	4.63%	(11.14%)	(6.85%)	0.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,007	$2,464	$45,700	$101,549	$134,733
Ratios to average net assets:
Net investment income (loss)	0.21%	(0.86%)	(1.45%)	(1.50%)	(1.41%)
Total expenses[e]	1.50%	1.52%	1.70%	1.80%	1.78%
Net expenses[f]	1.44%	1.45%	1.64%	1.72%	1.72%
Portfolio turnover rate	83%	102%	172%	72%	148%

26 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Y-Class	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Period Ended Dec. 31, 2010[h]
Per Share Data
Net asset value, beginning of period	$22.40	$21.41	$24.07	$25.84	$25.74
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	(.21)	(.32)	(.37)	(.26)
Net gain (loss) on investments (realized and unrealized)	2.30	1.20	(2.34)	(1.40)	.36
Total from investment operations	2.35	.99	(2.66)	(1.77)	.10
Less distributions from:
Net investment income	(.28)	—	—	—	—
Total distributions	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	— [c]
Net asset value, end of period	$24.47	$22.40	$21.41	$24.07	$25.84

Total Return[d]	10.40%	4.62%	(11.05%)	(6.85%)	0.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$611	$3,026	$101,187	$404,684	$189,251
Ratios to average net assets:
Net investment income (loss)	0.25%	(0.96%)	(1.41%)	(1.47%)	(1.36%)
Total expenses[e]	1.44%	1.51%	1.65%	1.75%	1.73%
Net expenses[f]	1.38%	1.44%	1.59%	1.68%	1.67%
Portfolio turnover rate	83%	102%	172%	72%	148%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment income (loss) is less than $0.01 per share.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Since commencement of operations: March 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At December 31, 2014, the Trust consisted of fifty-two funds (the ”Funds”).

This report covers the Managed Futures Strategy Fund (the “Fund”). Only A-Class, C-Class, H-Class, Institutional Class and Y-Class shares had been issued by the Fund.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

28 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2014	% of Net Assets of the Fund at December 31, 2014
Managed Futures Strategy Fund	05/01/08	$17,822,947	7.3%

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent

30 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

C. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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2. Financial Instruments

As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The Fund’s use of derivative instruments provides leveraged exposure. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund and the Subsidiary pay GI investment advisory fees calculated at an annualized rate of 0.90% of their average daily net assets.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination.

RFS provides transfer agent and administrative services to the Fund calculated at an annualized rate of 0.20% of the average daily net assets of Y-Class and 0.25% of the average daily net assets of the remaining classes, respectively.

RFS also provides accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75%

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reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended December 31, 2014, the Fund waived $41,279 related to investments in affiliated Funds.

For the year ended December 31, 2014, GFD retained sales charges of $342,892 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table summarizes the inputs used to value the Fund's investments at December 31, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Managed Futures Strategy Fund	$164,342,930	$7,436,594	$61,875,228	$4,937,842	$—	$238,592,594

Liabilities
Managed Futures Strategy Fund	$—	$845,099	$—	$351,717	$—	$1,196,816

*	Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund's fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

For the year ended December 31, 2014, there were no transfers between levels.

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 01/02/15	$452,412,764	$452,413,267	02/15/26 - 11/15/42	$944,521,100	$461,461,094

RBC Capital Markets			U.S. TIP Note
0.03%			0.63%
Due 01/02/15	244,412,764	244,413,171	07/15/21	232,332,200	249,301,020

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2014, the Fund participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Managed Futures Strategy Fund	$289,536	$295,800

Cash collateral received was invested in the following joint repurchase agreements at December 31, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.06%			0.00%
Due 01/02/15	$184,876	$184,876	11/15/19 - 07/15/37	$188,040	$122,404
			Federal Farm Credit Bank
			0.34% - 2.22%
			01/14/16 - 01/17/23	66,317	66,171

BNP Paribas Securities Corp.			U.S. Treasury Note
0.06%			1.25%
Due 01/02/15	74,721	74,721	04/30/19	77,058	76,215

Barclays Capital, Inc.			U.S. Treasury Note
0.05%			1.63%
Due 01/02/15	35,434	35,434	12/31/19	36,245	36,143

There is also $769 in segregated cash held as collateral.

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7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity
Managed Futures Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a daily basis.

	Approximate percentage of Fund's Net Assets on a daily basis
Fund	Long	Short
Managed Futures Strategy Fund	330%	110%

The following is a summary of the location of derivative investments on the Fund's Statement of Assets and Liabilities as of December 31, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Variation margin	Variation margin

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at December 31, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at December 31, 2014
Managed Futures Strategy Fund	$1,320,257	$655,519	$5,566,098	$4,832,562	$12,374,436

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at December 31, 2014
Managed Futures Strategy Fund	$581,747	$12,443	$15,778	$586,848	$1,196,816

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Fund's Statement of Operations for the year ended December 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the year ended December 31, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$4,613,671	$4,481,294	$10,923,907	$7,051,218	$27,070,090

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$(7,480,854)	$(2,710,138)	$5,228,688	$(771,244)	$(5,733,548)

8. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2014, the following capital loss carryforward amounts expired or were used:

Fund	Amount
Managed Futures Strategy Fund	$19,542,545

The tax character of distributions paid during the year ended December 31, 2014, was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Managed Futures Strategy Fund	$2,876,920	$—	$2,876,920

The tax character of distributions paid during the year ended December 31, 2013, was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Managed Futures Strategy Fund	$—	$—	$—

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The tax character of distributable earnings/(accumulated losses) at December 31, 2014, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation/ Depreciation	Capital Loss Carryforward
Managed Futures Strategy Fund	$—	$—	$745,150	$(67,345,779)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the RIC Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of December 31, 2014, capital loss carryforward for the Fund was as follows:

	Expires in	Expires in	Unlimited		Total Capital Loss
Fund	2017	2018	Short-Term	Long-Term	Carryforward
Managed Futures Strategy Fund	$(42,873,423)	$(9,859,364)	$—	$(14,612,992)	$(67,345,779)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to mark-to-market of futures contracts, and foreign currency gains and losses. Additional differences may result from the tax treatment of net investment losses and expired capital loss carryforwards. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent book/tax differences:

Fund	Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Managed Futures Strategy Fund	$5,710,680	$(59,902)	$(5,650,778)

At December 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Managed Futures Strategy Fund	$231,556,842	$—	$(5,338,684)	$(5,338,684)

9. Securities Transactions

For the year ended December 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Managed Futures Strategy Fund	$195,052,194	$157,621,358

10. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Transactions during the year ended December 31, 2014 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 12/31/13	Additions	Reductions	Value 12/31/14	Shares 12/31/14	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
Managed Futures Strategy Fund
Guggenheim Strategy Fund I	$—	$62,608,305	$(4,600,000)	$57,871,940	2,329,788	$206,216	$(9,586)	$—
Guggenheim Strategy Fund II	—	65,796,702	(6,000,000)	59,459,690	2,392,744	694,397	(5,606)	—
Guggenheim Strategy Fund III	—	59,647,040	(17,700,000)	41,599,972	1,674,717	645,317	(99,678)	—
	$—	$188,052,047	$(28,300,000)	$158,931,602		$1,545,930	$(114,870)	$—

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the year ended December 31, 2014. The Fund did not have any borrowings under this agreement at December 31, 2014.

The average daily balance borrowed for the year ended December 31, 2014, was as follows:

Fund	Average Daily Balance
Managed Futures Strategy Fund	$6,392

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.))

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument took place on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction. On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will held an oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. Discovery shall commence in the near future.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

46 | THE GUGGENHEIM FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Rydex Series Funds:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Managed Futures Strategy Fund (one of the series constituting the Rydex Series Funds) (the “Fund”) as of December 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, transfer agent, and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Managed Futures Strategy Fund (one of the series constituting the Rydex Series Funds) at December 31, 2014, and the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, and its consolidated financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
February 26, 2015

THE GUGGENHEIM FUNDS ANNUAL REPORT | 47

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

48 | THE GUGGENHEIM FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	222	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (4) (2009-present).

THE GUGGENHEIM FUNDS ANNUAL REPORT | 49

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

50 | THE GUGGENHEIM FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

THE GUGGENHEIM FUNDS ANNUAL REPORT | 51

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

52 | THE GUGGENHEIM FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS ANNUAL REPORT | 53

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

54 | THE GUGGENHEIM FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 55

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Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report.  The Code is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)            Audit Fees. The aggregate Audit Fees billed by the registrant’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2014 and December 31, 2013 were $70,782 and $59,962, respectively.

(b)            Audit-Related Fees. The aggregate Audit Related Fees billed by the registrant’s principal accountant for the fiscal years ended December 31, 2014 and December 31, 2013 were $0 and $0, respectively.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub‑investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) which required pre‑approval by the Audit Committee which related to the review of the transfer agent function for the fiscal years ended December 31, 2014 and December 31, 2013 were $36,750 and $35,000, respectively.

(c)            Tax Fees. The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2014 and December 31, 2013 were $28,350 and $46,001, respectively.

(d)            All Other Fees. The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended December 31, 2014 and December 31, 2013 were $0 and $0, respectively.

(e)            Audit Committee Pre-Approval Policies and Procedures. The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings.  If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting.  There shall be no waivers of the pre-approval process.  No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)            Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $65,100 and $81,001, respectively.  These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)            Auditor Independence. All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee.  As such, the audit committee has considered these services in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

 (b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)            The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)            Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)                     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	March 10, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	March 10, 2015

* Print the name and title of each signing officer under his or her signature.